Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$175	$161,401
1.88%, 08/15/23 (Call 06/15/23)	77	76,054
2.13%, 08/15/26 (Call 05/15/26)	265	254,869
2.25%, 06/01/31 (Call 03/01/31)	170	153,847
2.38%, 11/15/24 (Call 09/15/24)	105	103,154
2.63%, 11/15/27 (Call 08/15/27)	153	147,154
2.85%, 06/01/41 (Call 12/01/40)	220	181,309
3.25%, 04/01/25 (Call 03/01/25)	295	295,864
3.50%, 05/15/25 (Call 03/15/25)(a)	367	370,820
3.50%, 04/01/27 (Call 02/01/27)	287	289,807
3.60%, 11/15/42 (Call 05/15/42)(a)	178	162,023
3.63%, 04/01/30 (Call 01/01/30)(a)	355	355,145
3.75%, 05/15/28 (Call 02/15/28)	444	451,219
4.25%, 04/01/40 (Call 10/01/39)	359	361,761
4.25%, 04/01/50 (Call 10/01/49)(a)	207	208,335
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	389	308,703
3.55%, 01/15/26 (Call 10/15/25)(a)	262	266,428
3.60%, 03/01/35 (Call 09/01/34)	158	153,807
3.80%, 03/01/45 (Call 09/01/44)	380	353,635
3.90%, 06/15/32 (Call 03/15/32)	235	242,689
4.07%, 12/15/42	363	354,996
4.09%, 09/15/52 (Call 03/15/52)	616	600,600
4.15%, 06/15/53 (Call 12/15/52)	310	304,349
4.30%, 06/15/62 (Call 12/15/61)	175	173,094
4.50%, 05/15/36 (Call 11/15/35)	220	231,887
4.70%, 05/15/46 (Call 11/15/45)	533	557,880
Series B, 6.15%, 09/01/36	85	103,106
		7,223,936
Agriculture — 0.7%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	383	374,900
2.70%, 09/15/51 (Call 03/15/51)(a)	280	220,105
2.90%, 03/01/32 (Call 12/01/31)	320	302,726
3.25%, 03/27/30 (Call 12/27/29)(a)	395	384,904
4.50%, 03/15/49 (Call 09/15/48)	253	266,781
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	430	387,344
1.50%, 05/01/25 (Call 04/01/25)(a)	285	270,388
1.75%, 11/01/30 (Call 08/01/30)(a)	30	23,892
2.10%, 05/01/30 (Call 02/01/30)	266	221,059
2.75%, 02/25/26 (Call 11/25/25)	239	231,087
2.88%, 05/01/24 (Call 04/01/24)	355	352,160
3.13%, 08/17/27 (Call 05/17/27)	290	278,136
3.13%, 03/02/28 (Call 12/02/27)(a)	60	55,966
3.25%, 11/10/24	287	285,180
3.38%, 08/11/25 (Call 05/11/25)	280	278,737
3.38%, 08/15/29 (Call 05/15/29)(a)	289	265,707
3.88%, 08/21/42	85	66,939
4.13%, 03/04/43	354	287,430
4.25%, 11/10/44	573	476,089
4.38%, 11/15/41	321	274,757
4.50%, 03/20/42	301	259,817
4.88%, 11/15/43	177	158,280
6.38%, 05/16/38	635	682,574
US Bancorp., 4.55%, 07/22/28	240	246,382
		6,651,340
Security	Par (000)	Value

Airlines — 0.2%
American Airlines Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	$325	$276,451
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	70	62,845
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	207	193,039
Series 2019-1, Class AA, 2.75%, 11/15/33(a)	175	150,853
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	287	258,238
Series 2018-1, Class AA, 3.50%, 09/01/31	257	231,683
Series 2019, Class AA, 4.15%, 02/25/33(a)	40	37,035
Series 2019-2, Class AA, 2.70%, 11/01/33	216	183,280
Series 2020-1, Class A, 5.88%, 04/15/29(a)	810	811,723
		2,205,147
Apparel — 0.4%
International Business Machines Corp., 4.15%, 07/27/27	100	102,270
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	495	481,422
2.40%, 03/27/25 (Call 02/27/25)	268	264,347
2.75%, 03/27/27 (Call 01/27/27)	376	370,281
2.85%, 03/27/30 (Call 12/27/29)	547	523,025
3.25%, 03/27/40 (Call 09/27/39)	387	346,799
3.38%, 11/01/46 (Call 05/01/46)	210	187,026
3.38%, 03/27/50 (Call 09/27/49)	590	522,834
3.63%, 05/01/43 (Call 11/01/42)	112	104,072
3.88%, 11/01/45 (Call 05/01/45)(a)	325	313,261
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	115	105,810
		3,321,147
Auto Manufacturers — 2.0%
American Honda Finance Corp.
0.55%, 07/12/24	97	91,994
0.65%, 09/08/23	158	153,925
0.75%, 08/09/24	75	71,337
1.00%, 09/10/25(a)	300	278,343
1.20%, 07/08/25	345	324,190
1.30%, 09/09/26(a)	345	317,852
1.50%, 01/13/25	500	479,475
1.80%, 01/13/31(a)	115	98,153
2.00%, 03/24/28	340	310,573
2.15%, 09/10/24	465	453,835
2.25%, 01/12/29	265	240,988
2.30%, 09/09/26	396	377,202
2.35%, 01/08/27(a)	122	116,099
2.40%, 06/27/24	251	246,974
2.90%, 02/16/24	259	257,648
3.50%, 02/15/28	121	119,627
3.55%, 01/12/24(a)	123	123,434
3.63%, 10/10/23	309	310,699
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	412	382,991
1.50%, 09/01/30 (Call 06/01/30)	288	244,244
2.60%, 09/01/50 (Call 03/01/50)	285	207,286
3.65%, 10/01/23 (Call 07/01/23)	462	463,751
4.88%, 10/01/43 (Call 04/01/43)	260	271,144
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	300	281,034
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	295	384,751
PACCAR Financial Corp., 3.15%, 06/13/24	235	234,131
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	660	634,088

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.34%, 03/25/26 (Call 02/25/26)	$491	$458,334
2.36%, 07/02/24	265	261,377
2.36%, 03/25/31 (Call 12/25/30)(a)	200	180,734
2.76%, 07/02/29	55	51,539
3.67%, 07/20/28	26	26,198
Toyota Motor Credit Corp.
0.50%, 08/14/23	145	141,055
0.50%, 06/18/24	560	533,333
0.63%, 09/13/24	280	265,143
0.80%, 10/16/25(a)	450	415,399
0.80%, 01/09/26	70	64,412
1.13%, 06/18/26(a)	520	481,073
1.15%, 08/13/27(a)	360	322,708
1.35%, 08/25/23	227	222,948
1.45%, 01/13/25	400	383,508
1.65%, 01/10/31	205	173,598
1.80%, 02/13/25(a)	618	596,197
1.90%, 01/13/27	230	215,816
1.90%, 04/06/28	270	247,350
1.90%, 09/12/31	160	136,710
2.00%, 10/07/24	285	277,453
2.15%, 02/13/30	235	211,352
2.25%, 10/18/23	760	752,202
2.50%, 03/22/24	80	79,164
2.90%, 04/17/24	453	451,120
3.00%, 04/01/25	433	429,631
3.05%, 03/22/27	490	482,758
3.05%, 01/11/28	325	318,237
3.20%, 01/11/27	307	304,157
3.35%, 01/08/24(a)	316	317,296
3.38%, 04/01/30	250	243,962
3.40%, 04/14/25	70	70,166
3.45%, 09/20/23	898	901,996
3.65%, 01/08/29(a)	150	149,567
3.95%, 06/30/25	420	426,581
4.45%, 06/29/29	535	556,849
		18,625,691
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	206	182,182
3.63%, 06/15/24 (Call 03/15/24)	234	233,803
4.15%, 10/01/25 (Call 07/01/25)	253	255,968
		671,953
Banks — 34.0%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	435	437,584
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	370	340,703
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(b)	480	422,803
1.85%, 03/25/26	600	545,610
2.71%, 06/27/24	675	661,392
2.75%, 05/28/25	600	572,688
2.96%, 03/25/31	420	356,538
3.31%, 06/27/29	505	468,625
3.49%, 05/28/30	300	270,414
3.80%, 02/23/28	408	385,568
3.89%, 05/24/24(a)	400	401,256
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(b)	600	579,000
Security	Par (000)	Value

Banks (continued)
4.25%, 04/11/27	$205	$201,347
4.38%, 04/12/28(a)	468	458,921
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	496	475,912
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(b)	410	388,873
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	496	462,614
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	560	508,631
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	706	650,904
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(b)	210	196,835
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	170	154,219
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	480	464,885
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	5	4,135
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	605	498,496
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	230	217,914
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	645	569,696
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	805	675,379
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	457	439,264
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	595	520,292
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	560	520,436
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	710	608,101
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	569	498,165
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	945	715,384
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	745	647,822
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	180	130,797
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	510	461,698
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	700	618,450
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	335	245,528
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	478	465,524
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	421	388,036
3.25%, 10/21/27 (Call 10/21/26)	519	501,473
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	650	536,529
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	535	522,914
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	560	547,534
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	1,162	1,111,627
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	605	597,813
3.50%, 04/19/26	490	488,765
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	587	572,742
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	314	303,808
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	380	370,375
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	610	598,386
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	265	264,059
3.88%, 08/01/25	438	443,523
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(b)	284	256,213
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	369	361,126

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	$585	$566,567
4.00%, 04/01/24(a)	610	616,875
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(b)	288	262,457
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	1,003	910,062
4.13%, 01/22/24	577	585,407
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	373	359,546
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	558	553,235
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	499	475,687
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)(b)	545	546,962
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	410	394,055
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	870	875,272
4.83%, 07/22/26 (Call 07/22/25), (SOFR + 1.750%)(b)	400	406,292
4.88%, 04/01/44	20	20,151
4.95%, 07/22/28 (Call 07/22/27), (SOFR + 2.040%)(b)	420	431,987
5.00%, 01/21/44	402	411,133
5.02%, 07/22/33 (Call 07/22/32), (SOFR + 2.160%)(b)	450	468,967
5.88%, 02/07/42(a)	323	365,555
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	525	479,451
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	431	374,448
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	130	105,933
Bank of America N.A., 6.00%, 10/15/36	366	419,787
Bank of Montreal
0.45%, 12/08/23(a)	208	201,059
0.63%, 07/09/24	424	401,977
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	535	484,287
1.25%, 09/15/26	550	499,807
1.50%, 01/10/25	315	300,683
1.85%, 05/01/25	452	432,166
2.15%, 03/08/24	325	319,079
2.50%, 06/28/24	635	624,459
2.65%, 03/08/27	330	313,965
3.70%, 06/07/25	55	55,084
Series E, 3.30%, 02/05/24(a)	623	622,122
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	225	214,873
0.75%, 01/28/26 (Call 12/28/25)	330	302,260
1.05%, 10/15/26 (Call 09/15/26)	275	249,882
1.60%, 04/24/25 (Call 03/24/25)	469	447,079
1.65%, 07/14/28 (Call 05/14/28)(a)	145	129,217
1.65%, 01/28/31 (Call 10/28/30)	235	196,390
1.80%, 07/28/31 (Call 04/28/31)(a)	75	62,962
2.05%, 01/26/27 (Call 12/26/26)	100	94,012
2.10%, 10/24/24	351	343,843
2.45%, 08/17/26 (Call 05/17/26)	243	234,252
2.80%, 05/04/26 (Call 02/04/26)(a)	402	394,676
3.00%, 10/30/28 (Call 07/30/28)	216	203,764
3.25%, 09/11/24 (Call 08/11/24)(a)	326	325,671
3.25%, 05/16/27 (Call 02/16/27)(a)	198	195,721
3.35%, 04/25/25 (Call 03/25/25)	210	209,935
3.40%, 05/15/24 (Call 04/15/24)	386	385,888
Security	Par (000)	Value

Banks (continued)
3.40%, 01/29/28 (Call 10/29/27)	$313	$307,413
3.43%, 06/13/25 (Call 06/13/24), (SOFR + 0.565%)(b)	225	224,512
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	351	344,689
3.85%, 04/28/28	235	235,902
3.99%, 06/13/28 (Call 06/13/27), (SOFR + 1.151%)(b)	200	200,310
4.29%, 06/13/33 (Call 06/13/32), (SOFR + 1.418%)(b)	245	249,942
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	551	554,874
Series G, 3.00%, 02/24/25 (Call 01/24/25)	333	330,096
Series J, 0.85%, 10/25/24 (Call 09/25/24)	410	389,028
Bank of New York Mellon Corp/The, 3.30%, 08/23/29 (Call 05/23/29)	215	206,108
Bank of Nova Scotia (The)
0.65%, 07/31/24	390	368,152
0.70%, 04/15/24	550	523,787
1.05%, 03/02/26	585	533,906
1.30%, 06/11/25(a)	140	131,618
1.30%, 09/15/26	195	176,543
1.35%, 06/24/26	400	367,632
1.45%, 01/10/25	595	566,434
1.95%, 02/02/27	325	299,273
2.15%, 08/01/31(a)	165	139,805
2.20%, 02/03/25	481	465,103
2.44%, 03/11/24	35	34,449
2.45%, 02/02/32	180	154,690
2.70%, 08/03/26	464	445,997
2.95%, 03/11/27	35	33,676
3.40%, 02/11/24	661	660,458
3.45%, 04/11/25	725	720,157
Barclays Bank PLC, 3.75%, 05/15/24	230	230,304
BPCE SA
3.38%, 12/02/26	390	379,922
4.00%, 04/15/24	630	629,893
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	330	317,734
0.95%, 10/23/25(a)	145	133,259
1.00%, 10/18/24	570	536,552
1.25%, 06/22/26	280	255,503
2.25%, 01/28/25	573	554,876
3.10%, 04/02/24(a)	520	516,464
3.30%, 04/07/25	130	128,714
3.60%, 04/07/32 (Call 03/07/32)	575	543,461
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	520	522,886
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)(b)	990	949,707
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	835	790,979
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	470	422,192
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(b)	455	425,748
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	941	847,370
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	780	741,413
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	660	560,980
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	975	837,525
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	1,203	1,047,344
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	836	738,882
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	440	338,910
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	843	761,153
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	925	820,475
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	970	921,102
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,228	1,194,709
3.20%, 10/21/26 (Call 07/21/26)	1,034	1,010,952

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(b)	$600	$585,654
3.30%, 04/27/25	544	542,014
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	818	808,274
3.40%, 05/01/26	755	744,860
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	836	800,395
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	884	854,165
3.70%, 01/12/26	770	770,400
3.75%, 06/16/24	376	380,027
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	930	875,083
3.88%, 10/25/23	315	318,550
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(b)	346	312,154
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	976	956,948
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	470	455,002
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	604	589,528
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	110	110,124
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	376	356,369
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	1,299	1,286,062
4.65%, 07/30/45	269	262,243
4.65%, 07/23/48 (Call 06/23/48)	733	724,094
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)(b)	245	248,246
4.91%, 05/24/33 (Call 05/24/32), (SOFR + 2.086%)(b)	900	927,099
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	420	439,312
5.88%, 01/30/42	395	441,665
8.13%, 07/15/39(a)	568	778,319
Comerica Bank, 2.50%, 07/23/24	260	253,687
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	120	118,642
Cooperatieve Rabobank U.A., 5.25%, 05/24/41(a)	491	554,300
Cooperatieve Rabobank U.A./NY
1.38%, 01/10/25(a)	430	408,281
3.38%, 05/21/25	415	411,394
Credit Suisse AG/New York NY
0.50%, 02/02/24	235	223,499
1.25%, 08/07/26(a)	785	698,893
2.95%, 04/09/25	660	638,662
3.63%, 09/09/24	1,225	1,209,589
3.70%, 02/21/25	960	947,222
Deutsche Bank AG/New York NY
0.90%, 05/28/24	285	268,858
1.69%, 03/19/26	535	488,995
4.16%, 05/13/25	20	20,084
Series E, 0.96%, 11/08/23	555	534,754
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	285	267,849
3.95%, 07/28/25 (Call 06/28/25)	495	501,168
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(b)	175	168,131
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	107	98,418
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(b)	500	480,300
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	525	474,841
1.22%, 12/06/23 (Call 12/06/22)	250	242,388
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	890	804,498
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	907	813,171
Security	Par (000)	Value

Banks (continued)
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	$300	$289,692
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	1,135	1,034,394
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)(b)	515	424,308
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	1,172	988,031
2.60%, 02/07/30 (Call 11/07/29)(a)	681	602,583
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,055	910,317
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	750	698,385
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	855	738,994
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	462	354,405
3.00%, 03/15/24	30	29,723
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	1,085	968,026
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	642	518,133
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	707	693,235
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	500	418,185
3.50%, 01/23/25 (Call 10/23/24)	939	938,230
3.50%, 04/01/25 (Call 03/01/25)	1,153	1,146,728
3.50%, 11/16/26 (Call 11/16/25)	696	682,825
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	845	820,850
3.63%, 02/20/24 (Call 01/20/24)	846	847,709
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	865	840,936
3.75%, 05/22/25 (Call 02/22/25)	569	569,512
3.75%, 02/25/26 (Call 11/25/25)	585	586,193
3.80%, 03/15/30 (Call 12/15/29)	783	754,671
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	613	593,782
3.85%, 07/08/24 (Call 04/08/24)	997	1,002,723
3.85%, 01/26/27 (Call 01/26/26)	917	916,743
4.00%, 03/03/24	1,083	1,090,743
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	733	679,447
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	1,032	1,019,946
4.39%, 06/15/27 (Call 06/15/26), (SOFR + 1.510%)(b)	35	35,161
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	440	419,021
4.75%, 10/21/45 (Call 04/21/45)	440	434,782
4.80%, 07/08/44 (Call 01/08/44)	603	596,234
6.13%, 02/15/33	373	424,586
6.25%, 02/01/41	674	784,172
HSBC Bank USA NA/New York NY, 7.00%, 01/15/39	235	284,235
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(b)	505	485,583
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	825	772,307
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	380	364,105
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	650	579,533
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	778	718,032
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	510	443,297
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	830	774,299
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	765	652,254
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	945	854,356
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	655	541,030
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	805	771,118
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	855	717,687
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	535	460,303
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	505	422,826
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(b)	580	557,716
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,000	986,910

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 05/25/26	$885	$880,159
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	1,013	950,427
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)(b)	963	930,171
4.18%, 12/09/25 (Call 12/09/24), (SOFR + 1.510%)(b)	800	794,472
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	810	800,912
4.30%, 03/08/26	1,092	1,100,747
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	1,023	998,806
4.76%, 06/09/28 (Call 06/09/27), (SOFR + 2.110%)(b)	835	828,178
4.95%, 03/31/30	853	863,808
6.10%, 01/14/42	350	396,336
HSBC USA Inc.
3.50%, 06/23/24(a)	295	294,142
3.75%, 05/24/24(a)	510	510,780
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (SOFR + 1.205%)(b)	45	45,071
4.55%, 05/17/28 (Call 05/17/27), (SOFR + 1.650%)(a)(b)	325	331,172
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	470	425,298
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	243	207,469
3.55%, 04/09/24	490	487,692
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(a)(b)	340	335,294
3.95%, 03/29/27	485	474,054
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(b)	400	387,304
4.05%, 04/09/29	340	327,393
4.10%, 10/02/23	567	570,340
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(b)	390	372,228
4.55%, 10/02/28	420	419,689
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(b)	155	146,869
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	65	62,540
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(b)	85	79,397
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(b)	55	51,750
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(b)	425	399,933
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	60	53,891
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	165	148,792
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	710	634,868
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(b)	500	470,500
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	625	567,819
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(b)	390	318,993
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	444	369,310
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	410	387,815
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	180	158,908
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	630	597,190
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	321	292,527
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	560	536,956
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	485	425,141
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	350	259,669
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	575	494,005
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	700	607,579
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	355	341,375
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	720	645,163
2.95%, 10/01/26 (Call 07/01/26)	497	483,834
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	430	406,694
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	446	398,452
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	560	498,327
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	270	219,807
Security	Par (000)	Value

Banks (continued)
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	$210	$160,150
3.13%, 01/23/25 (Call 10/23/24)(a)	485	484,471
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(b)	360	294,350
3.20%, 06/15/26 (Call 03/15/26)	375	371,010
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	485	480,043
3.30%, 04/01/26 (Call 01/01/26)	498	495,032
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	720	574,157
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	320	306,224
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	578	560,059
3.63%, 05/13/24	540	545,000
3.63%, 12/01/27 (Call 12/01/26)	277	272,723
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	551	526,850
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	494	484,989
3.85%, 06/14/25 (Call 06/14/24), (SOFR + 0.980%)(b)	500	498,685
3.88%, 02/01/24	579	586,353
3.88%, 09/10/24	825	829,991
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	486	452,101
3.90%, 07/15/25 (Call 04/15/25)	607	614,703
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)(b)	275	241,480
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	60	59,426
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	610	545,157
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	420	411,113
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	435	435,913
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	263	233,268
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)(b)	800	799,024
4.13%, 12/15/26	510	515,763
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	565	559,084
4.25%, 10/01/27	295	300,260
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	398	375,744
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	655	656,939
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	395	394,996
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	235	236,737
4.57%, 06/14/30 (Call 06/14/29), (SOFR + 1.750%)(b)	300	302,175
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	270	273,758
4.85%, 07/25/28 (Call 07/25/27), (SOFR + 1.990%)(b)	300	307,848
4.85%, 02/01/44	218	225,031
4.91%, 07/25/33 (Call 07/25/32), (SOFR + 2.080%)(b)	145	151,051
4.95%, 06/01/45(a)	305	306,623
5.40%, 01/06/42	279	298,731
5.50%, 10/15/40	250	270,523
5.60%, 07/15/41	263	293,229
5.63%, 08/16/43	255	276,213
6.40%, 05/15/38(a)	482	571,917
7.63%, 10/15/26	155	176,801
8.00%, 04/29/27	184	214,800

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank NA/Cleveland OH, 3.30%, 06/01/25(a)	$297	$295,257
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(b)	435	391,461
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(b)	345	328,433
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(b)	250	244,168
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	705	669,165
3.75%, 01/11/27	460	449,944
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(b)	315	304,706
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(b)	539	533,281
3.90%, 03/12/24	430	431,161
4.38%, 03/22/28	625	619,275
4.45%, 05/08/25	515	518,111
4.55%, 08/16/28	485	483,201
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	5	4,912
3.40%, 08/17/27	415	400,035
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23), (1 year CMT + 0.680%)(b)	650	626,860
0.95%, 07/19/25 (Call 07/19/24)(b)	700	655,690
0.96%, 10/11/25 (Call 10/11/24)(b)	475	440,881
1.41%, 07/17/25	665	620,312
1.54%, 07/20/27 (Call 07/20/26)(b)	760	679,615
1.64%, 10/13/27 (Call 10/13/26)(b)	595	531,882
2.05%, 07/17/30	470	392,774
2.19%, 02/25/25	990	947,668
2.31%, 07/20/32 (Call 07/20/31)(b)	625	518,369
2.34%, 01/19/28 (Call 01/19/27)(b)	345	315,609
2.49%, 10/13/32 (Call 10/13/31)(b)	410	346,171
2.56%, 02/25/30(a)	389	340,282
2.76%, 09/13/26	375	355,905
2.80%, 07/18/24	480	470,333
2.85%, 01/19/33 (Call 01/19/32)(b)	375	325,462
3.20%, 07/18/29	695	641,151
3.29%, 07/25/27	347	334,331
3.41%, 03/07/24	563	559,926
3.68%, 02/22/27	392	385,485
3.74%, 03/07/29	540	520,144
3.75%, 07/18/39	610	543,388
3.78%, 03/02/25	159	159,708
3.84%, 04/17/26 (Call 04/17/25)(b)	295	292,195
3.85%, 03/01/26	635	631,507
3.96%, 03/02/28(a)	552	544,592
4.05%, 09/11/28	386	379,469
4.08%, 04/19/28 (Call 04/19/27)(b)	300	295,692
4.15%, 03/07/39	106	98,401
4.29%, 07/26/38	55	51,941
4.32%, 04/19/33 (Call 04/19/32)(b)	200	195,534
4.79%, 07/18/25 (Call 07/18/24)(b)	475	480,116
5.02%, 07/20/28 (Call 07/20/27)(b)	500	513,630
5.13%, 07/20/33	500	520,695
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	250	241,085
1.23%, 05/22/27 (Call 05/22/26)(b)	435	384,427
1.55%, 07/09/27 (Call 07/09/26)(b)	385	343,027
Security	Par (000)	Value

Banks (continued)
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(b)	$215	$174,144
2.17%, 05/22/32 (Call 05/22/31)(b)	225	182,032
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	310	256,382
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	240	225,946
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	255	207,601
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	305	292,934
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(b)	255	217,694
2.65%, 05/22/26 (Call 05/22/25)(a)(b)	350	334,040
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	45	43,522
2.84%, 09/13/26	220	207,205
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	225	198,792
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	335	302,843
3.17%, 09/11/27	396	373,087
3.26%, 05/22/30 (Call 05/22/29)(b)	215	196,383
3.66%, 02/28/27	227	220,108
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	418	416,562
4.02%, 03/05/28(a)	490	476,505
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	305	296,484
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	827	786,642
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	605	568,107
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	887	796,943
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(b)	1,050	980,805
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	952	859,018
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	127	115,841
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	575	469,602
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	763	629,093
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	525	500,125
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,079	909,834
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	750	698,212
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	745	639,612
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	650	626,190
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	926	829,437
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	863	841,054
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	605	439,260
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)(b)	805	718,599
3.13%, 07/27/26	1,048	1,025,164
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(b)	647	536,784
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	1,000	968,470
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	765	758,582
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	755	718,277
3.63%, 01/20/27	978	977,032
3.70%, 10/23/24	1,023	1,029,291
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	967	946,432
3.88%, 01/27/26	996	1,002,434
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	579	545,939
4.00%, 07/23/25	1,227	1,239,859
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	885	884,460
4.30%, 01/27/45	730	686,857
4.38%, 01/22/47	750	718,357
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	682	683,275

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(b)	$320	$311,926
4.68%, 07/17/26 (Call 07/17/25), (SOFR + 1.669%)(b)	215	218,468
4.89%, 07/20/33 (Call 07/20/32), (SOFR + 2.076%)(b)	225	233,930
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	536	609,180
6.25%, 08/09/26	220	238,865
6.38%, 07/24/42	662	790,944
7.25%, 04/01/32	456	561,778
Series F, 3.88%, 04/29/24	1,006	1,013,998
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	510	474,274
National Australia Bank Ltd., 3.91%, 06/09/27	25	25,179
National Australia Bank Ltd./New York
2.50%, 07/12/26	315	302,488
3.38%, 01/14/26	360	357,188
National Australia Bank Ltd/New York, 3.50%, 06/09/25	20	19,958
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	370	354,157
0.75%, 08/06/24	250	234,660
3.75%, 06/09/25 (Call 06/09/24), (SOFR + 1.009%)(b)	30	29,820
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	365	319,908
3.15%, 05/03/29 (Call 02/03/29)	90	86,639
3.65%, 08/03/28 (Call 05/03/28)(a)	110	110,481
3.95%, 10/30/25	620	630,032
4.00%, 05/10/27 (Call 04/10/27)	170	174,801
PNC Bank N.A.
2.70%, 10/22/29	260	232,991
2.95%, 02/23/25 (Call 01/24/25)	270	266,099
3.10%, 10/25/27 (Call 09/25/27)	275	267,696
3.25%, 06/01/25 (Call 05/02/25)	260	258,110
3.25%, 01/22/28 (Call 12/23/27)	350	340,704
3.88%, 04/10/25 (Call 03/10/25)	295	295,257
4.05%, 07/26/28	395	389,375
4.20%, 11/01/25 (Call 10/02/25)	290	291,723
2.50%, 08/27/24 (Call 07/27/24)	345	339,677
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	235	214,351
2.20%, 11/01/24 (Call 10/02/24)	366	356,795
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	618	535,509
2.55%, 01/22/30 (Call 10/24/29)	805	722,970
2.60%, 07/23/26 (Call 05/23/26)	355	342,671
3.15%, 05/19/27 (Call 04/19/27)(a)	350	342,706
3.45%, 04/23/29 (Call 01/23/29)	481	465,137
3.50%, 01/23/24 (Call 12/23/23)	385	386,386
3.90%, 04/29/24 (Call 03/29/24)(a)	352	353,693
4.63%, 06/06/33 (Call 06/06/32)(b)	50	49,542
Royal Bank of Canada
0.43%, 01/19/24	90	86,197
0.50%, 10/26/23	361	349,693
0.65%, 07/29/24	352	332,640
0.75%, 10/07/24	465	436,858
0.88%, 01/20/26	70	63,788
1.15%, 06/10/25	607	567,612
1.15%, 07/14/26	405	368,117
1.20%, 04/27/26	805	736,237
1.40%, 11/02/26	350	317,688
1.60%, 01/21/25	260	248,230
2.05%, 01/21/27(a)	250	232,785
2.25%, 11/01/24	823	802,664
Security	Par (000)	Value

Banks (continued)
2.30%, 11/03/31	$530	$456,256
2.55%, 07/16/24	350	343,630
3.38%, 04/14/25(a)	345	343,268
3.63%, 05/04/27(a)	510	504,278
3.70%, 10/05/23	616	619,524
3.88%, 05/04/32	495	484,971
3.97%, 07/26/24	475	477,774
4.24%, 08/03/27	500	505,925
4.65%, 01/27/26	473	483,061
Santander UK PLC, 4.00%, 03/13/24	635	638,226
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(b)	225	206,519
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	250	233,890
2.20%, 03/03/31	232	198,629
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	368	359,091
2.40%, 01/24/30	285	256,685
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	125	110,280
2.65%, 05/19/26	320	313,475
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(b)	265	237,827
3.30%, 12/16/24(a)	518	520,362
3.55%, 08/18/25	539	542,919
3.70%, 11/20/23	214	215,969
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	190	190,895
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	170	170,597
4.42%, 05/13/33 (Call 05/13/32)(a)(b)	170	173,939
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200	197,908
3.65%, 07/23/25(a)	55	54,442
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	260	234,783
1.40%, 09/17/26(a)	815	731,837
1.47%, 07/08/25	325	302,991
1.71%, 01/12/31	220	176,642
1.90%, 09/17/28	745	643,412
2.13%, 07/08/30	350	295,050
2.17%, 01/14/27	85	78,232
2.22%, 09/17/31	505	419,105
2.30%, 01/12/41	215	150,997
2.35%, 01/15/25	615	591,132
2.45%, 09/27/24	267	258,347
2.47%, 01/14/29	270	240,100
2.63%, 07/14/26	959	914,474
2.70%, 07/16/24	480	469,858
2.72%, 09/27/29	200	178,092
2.75%, 01/15/30	425	378,118
3.01%, 10/19/26(a)	625	600,869
3.04%, 07/16/29	1,009	919,502
3.05%, 01/14/42	200	156,548
3.35%, 10/18/27	375	362,051
3.36%, 07/12/27	639	617,498
3.45%, 01/11/27	527	512,481
3.54%, 01/17/28(a)	245	236,930
3.78%, 03/09/26	364	362,697
3.94%, 10/16/23	169	169,982
3.94%, 07/19/28	236	230,799
4.31%, 10/16/28(a)	205	203,274
Svenska Handelsbanken AB, 3.90%, 11/20/23	305	306,748

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
0.55%, 03/04/24	$130	$124,271
0.70%, 09/10/24	65	61,451
0.75%, 09/11/25(a)	597	547,688
0.75%, 01/06/26(a)	682	619,611
1.15%, 06/12/25	615	575,326
1.20%, 06/03/26	478	436,514
1.25%, 12/13/24	155	147,092
1.25%, 09/10/26	195	177,011
1.45%, 01/10/25(a)	710	677,915
1.95%, 01/12/27	615	571,230
2.00%, 09/10/31	315	265,277
2.35%, 03/08/24	230	226,143
2.45%, 01/12/32	180	156,602
2.65%, 06/12/24	755	743,320
2.80%, 03/10/27	225	215,431
3.20%, 03/10/32	520	480,324
3.25%, 03/11/24	716	713,945
3.63%, 09/15/31 (Call 09/15/26)(b)	437	422,937
3.77%, 06/06/25	520	522,023
4.11%, 06/08/27	225	227,495
4.46%, 06/08/32	310	315,825
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	225	213,959
2.15%, 12/06/24 (Call 11/05/24)	150	145,506
2.25%, 03/11/30 (Call 12/11/29)	342	293,925
2.64%, 09/17/29 (Call 09/17/24)(b)	362	344,950
3.20%, 04/01/24 (Call 03/01/24)	428	428,120
3.30%, 05/15/26 (Call 04/15/26)	245	240,174
3.63%, 09/16/25 (Call 08/16/25)	440	438,715
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	210	209,969
3.80%, 10/30/26 (Call 09/30/26)	347	344,935
4.05%, 11/03/25 (Call 09/03/25)	189	191,930
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	385	339,004
1.20%, 08/05/25 (Call 07/03/25)	195	181,563
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	477	437,729
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(b)	370	327,102
1.95%, 06/05/30 (Call 03/05/30)	263	225,325
2.50%, 08/01/24 (Call 07/01/24)	610	599,374
2.85%, 10/26/24 (Call 09/26/24)	670	664,184
3.70%, 06/05/25 (Call 05/05/25)(a)	320	322,179
3.88%, 03/19/29 (Call 02/16/29)	168	163,183
4.00%, 05/01/25 (Call 03/01/25)	242	244,708
4.12%, 06/06/28 (Call 06/06/27), (SOFR + 1.368%)(a)(b)	320	321,581
4.26%, 07/28/26 (Call 07/28/25), (SOFR + 1.456%)(b)	200	201,348
4.92%, 07/28/33	200	202,074
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	435	361,689
1.45%, 05/12/25 (Call 04/11/25)	439	419,456
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	500	466,945
2.40%, 07/30/24 (Call 06/28/24)	547	538,702
2.49%, 11/03/36 (Call 11/03/31)(b)	440	371,752
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(b)	365	326,062
3.00%, 07/30/29 (Call 04/30/29)	462	430,930
3.10%, 04/27/26 (Call 03/27/26)	518	509,391
3.38%, 02/05/24 (Call 01/05/24)	491	492,282
3.60%, 09/11/24 (Call 08/11/24)	417	420,207
3.70%, 01/30/24 (Call 12/29/23)	242	244,161
Security	Par (000)	Value

Banks (continued)
3.90%, 04/26/28 (Call 03/24/28)	$285	$290,107
3.95%, 11/17/25 (Call 10/17/25)(a)	670	683,681
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	454	438,886
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	504	497,871
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	185	179,198
2.80%, 01/27/25 (Call 12/27/24)(a)	489	481,993
US Bancorp., 4.97%, 07/22/33 (Call 07/22/32), (SOFR + 2.110%)(b)	265	275,436
Wachovia Corp., 5.50%, 08/01/35	285	301,530
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)(b)	405	382,194
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	945	901,218
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	655	621,955
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	840	770,776
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	945	909,062
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	508	447,919
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	920	835,342
3.00%, 02/19/25(a)	772	763,925
3.00%, 04/22/26	1,044	1,013,473
3.00%, 10/23/26	1,155	1,121,424
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	1,023	828,466
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	917	881,879
3.30%, 09/09/24	690	689,545
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	1,265	1,158,778
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	785	758,828
3.55%, 09/29/25	843	840,597
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	914	884,386
3.75%, 01/24/24 (Call 12/22/23)	1,199	1,206,110
3.90%, 05/01/45	543	476,911
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	995	988,513
4.10%, 06/03/26	899	902,075
4.15%, 01/24/29 (Call 10/24/28)	785	784,207
4.30%, 07/22/27	756	766,750
4.40%, 06/14/46	595	539,094
4.48%, 01/16/24	381	386,113
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	601	603,795
4.61%, 04/25/53 (Call 04/25/52), (SOFR + 2.130%)(b)	925	905,399
4.65%, 11/04/44	612	575,317
4.75%, 12/07/46	636	601,898
4.81%, 07/25/28	345	352,983
4.90%, 07/25/33	330	341,662
4.90%, 11/17/45	618	599,176
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	1,562	1,619,903
5.38%, 11/02/43	540	553,927
5.61%, 01/15/44	610	642,550
Wells Fargo Bank N.A.
5.85%, 02/01/37	330	366,759
5.95%, 08/26/36	250	279,728
6.60%, 01/15/38	383	454,460
Westpac Banking Corp.
1.02%, 11/18/24	445	421,464
1.15%, 06/03/26	260	237,234
1.95%, 11/20/28	510	457,730
2.15%, 06/03/31	305	265,298
2.35%, 02/19/25	228	221,958
2.65%, 01/16/30	385	353,572

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 08/19/26	$480	$462,960
2.85%, 05/13/26	730	710,662
3.30%, 02/26/24	666	666,433
3.35%, 03/08/27	305	302,005
3.40%, 01/25/28(a)	370	364,191
3.74%, 08/26/25(a)	38	38,195
4.04%, 08/26/27	95	96,542
		313,178,849
Beverages — 2.1%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	230	227,077
Coca-Cola Co. (The)
1.00%, 03/15/28	175	156,469
1.38%, 03/15/31	189	161,217
1.45%, 06/01/27	470	438,707
1.50%, 03/05/28	311	286,462
1.65%, 06/01/30	670	591,134
1.75%, 09/06/24(a)	269	264,163
2.00%, 03/05/31	285	256,360
2.13%, 09/06/29	463	429,178
2.25%, 01/05/32	700	639,177
2.50%, 06/01/40	449	370,344
2.50%, 03/15/51	528	399,928
2.60%, 06/01/50	545	425,787
2.75%, 06/01/60	247	191,684
2.88%, 05/05/41(a)	375	324,653
2.90%, 05/25/27	229	227,754
3.00%, 03/05/51	564	478,447
3.38%, 03/25/27	371	377,300
3.45%, 03/25/30	675	678,375
4.20%, 03/25/50	135	139,155
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	283	231,539
2.75%, 01/22/30 (Call 10/22/29)	520	478,192
5.25%, 11/26/43	185	189,279
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	270	254,502
2.00%, 04/29/30 (Call 01/29/30)	365	324,500
2.13%, 10/24/24 (Call 09/24/24)	280	271,292
2.13%, 04/29/32 (Call 01/29/32)	325	285,350
2.38%, 10/24/29 (Call 07/24/29)	230	211,800
3.88%, 05/18/28 (Call 02/18/28)	60	60,885
3.88%, 04/29/43 (Call 10/29/42)	231	215,551
5.88%, 09/30/36	269	316,035
Diageo Investment Corp., 4.25%, 05/11/42	8	7,765
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	930	727,158
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	325	279,117
1.63%, 05/01/30 (Call 02/01/30)	550	485,034
1.95%, 10/21/31 (Call 07/21/31)	585	519,872
2.25%, 03/19/25 (Call 02/19/25)	754	740,519
2.38%, 10/06/26 (Call 07/06/26)	242	236,306
2.63%, 03/19/27 (Call 01/19/27)	160	156,630
2.63%, 07/29/29 (Call 04/29/29)	278	266,416
2.63%, 10/21/41 (Call 04/21/41)	380	317,885
2.75%, 04/30/25 (Call 01/30/25)	487	484,448
2.75%, 03/19/30 (Call 12/19/29)	522	497,309
2.75%, 10/21/51 (Call 04/21/51)	570	463,296
2.85%, 02/24/26 (Call 11/24/25)	400	399,336
2.88%, 10/15/49 (Call 04/15/49)	485	406,217
Security	Par (000)	Value

Beverages (continued)
3.00%, 10/15/27 (Call 07/15/27)	$438	$438,061
3.45%, 10/06/46 (Call 04/06/46)	361	329,904
3.50%, 07/17/25 (Call 04/17/25)	411	416,581
3.60%, 03/01/24 (Call 12/01/23)	511	515,098
3.60%, 02/18/28	255	259,758
3.63%, 03/19/50 (Call 09/19/49)	414	395,581
3.88%, 03/19/60 (Call 09/19/59)	200	199,684
3.90%, 07/18/32 (Call 04/18/32)	340	351,104
4.00%, 05/02/47 (Call 11/02/46)	200	198,646
4.20%, 07/18/52	75	77,809
7.00%, 03/01/29	80	96,666
		19,168,496
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	320	304,361
1.85%, 05/15/27 (Call 03/15/27)(a)	261	244,755
2.05%, 05/15/30 (Call 02/15/30)	205	184,801
2.70%, 05/15/40 (Call 11/15/39)	287	240,282
2.80%, 05/15/50 (Call 11/15/49)	393	312,144
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	345	288,065
1.65%, 02/01/27 (Call 01/01/27)(a)	220	206,371
2.13%, 02/01/32 (Call 11/01/31)(a)	245	216,029
2.13%, 08/15/50 (Call 02/15/50)(a)	230	154,130
2.70%, 11/01/26 (Call 08/01/26)	445	439,099
2.70%, 12/15/51 (Call 06/15/51)	135	102,349
2.75%, 08/18/55 (Call 02/18/55)	245	181,271
3.25%, 12/01/27 (Call 09/01/27)(a)	222	222,089
4.80%, 03/24/30 (Call 12/24/29)	212	226,681
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	201	192,096
2.30%, 07/15/30 (Call 04/15/30)	202	180,572
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	240	199,829
3.20%, 01/30/26 (Call 10/30/25)	301	301,888
3.55%, 11/07/42 (Call 05/07/42)(a)	262	237,485
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	140	127,821
3.75%, 03/15/28 (Call 12/15/27)	323	323,811
		4,885,929
Commercial Services — 1.3%
American University (The), Series 2019, 3.67%, 04/01/49	253	218,139
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	346	294,695
1.70%, 05/15/28 (Call 03/15/28)	265	246,137
3.38%, 09/15/25 (Call 06/15/25)	456	462,662
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	265	214,189
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	185	143,743
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)(a)	318	321,005
4.00%, 05/01/32 (Call 02/01/32)	100	102,410
Duke University, Series 2020, 2.83%, 10/01/55	240	185,251
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	170	121,297
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	151	139,628
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	289	274,550

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Massachusetts Institute of Technology
3.89%, 07/01/2116	$183	$158,965
4.68%, 07/01/2114	210	217,287
5.60%, 07/01/2111(a)	263	323,795
Series F, 2.99%, 07/01/50 (Call 01/01/50)	175	146,832
Northwestern University, 4.64%, 12/01/44	279	294,150
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	295	283,395
2.30%, 06/01/30 (Call 03/01/30)(a)	380	340,389
2.40%, 10/01/24 (Call 09/01/24)	305	300,605
2.65%, 10/01/26 (Call 08/01/26)	305	297,177
2.85%, 10/01/29 (Call 07/01/29)	555	522,377
3.25%, 06/01/50 (Call 12/01/49)(a)	150	119,502
3.90%, 06/01/27 (Call 05/01/27)(a)	45	45,964
4.40%, 06/01/32 (Call 03/01/32)	530	546,647
5.05%, 06/01/52 (Call 12/01/51)(a)	420	435,868
5.25%, 06/01/62 (Call 12/01/61)(a)	185	193,271
President & Fellows of Harvard College, 3.75%, 11/15/52 (Call 05/15/52)	70	67,102
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	86	65,338
3.15%, 07/15/46 (Call 01/15/46)	264	230,118
3.30%, 07/15/56 (Call 01/15/56)	235	204,871
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	270	199,770
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	25	20,716
2.30%, 08/15/60 (Call 02/15/60)	293	190,614
2.45%, 03/01/27 (Call 02/01/27)(c)	160	152,894
2.50%, 12/01/29 (Call 09/01/29)	240	220,131
2.70%, 03/01/29 (Call 01/01/29)(c)	300	282,543
2.90%, 03/01/32 (Call 12/01/31)(c)	500	464,045
2.95%, 01/22/27 (Call 10/22/26)(a)	318	312,092
3.25%, 12/01/49 (Call 06/01/49)	254	210,157
3.70%, 03/01/52 (Call 09/01/51)(a)(c)	385	349,045
3.90%, 03/01/62 (Call 09/01/61)(c)	200	182,202
4.25%, 05/01/29 (Call 02/01/29)(c)	305	312,097
4.75%, 08/01/28 (Call 05/01/28)(c)	450	472,140
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	215	182,836
Trustees of Princeton University (The)
5.70%, 03/01/39	174	205,164
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	249	191,596
University of Miami, 4.06%, 04/01/52	75	68,862
University of Southern California, 3.03%, 10/01/39	349	312,927
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	200	177,952
4.35%, 04/15/2122 (Call 10/15/2121)	200	176,834
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	53	50,124
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	170	147,133
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	70	52,011
		12,451,244
Computers — 4.2%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	350	325,297
0.70%, 02/08/26 (Call 01/08/26)	1,020	942,511
1.13%, 05/11/25 (Call 04/11/25)	772	734,612
1.20%, 02/08/28 (Call 12/08/27)	1,028	927,534
1.25%, 08/20/30 (Call 05/20/30)	420	359,558
1.40%, 08/05/28 (Call 06/05/28)	760	688,332
Security	Par (000)	Value

Computers (continued)
1.65%, 05/11/30 (Call 02/11/30)	$553	$490,257
1.65%, 02/08/31 (Call 11/08/30)	975	855,913
1.70%, 08/05/31 (Call 05/05/31)(a)	460	404,188
1.80%, 09/11/24 (Call 08/11/24)	366	358,307
2.05%, 09/11/26 (Call 07/11/26)	775	745,147
2.20%, 09/11/29 (Call 06/11/29)	652	608,016
2.38%, 02/08/41 (Call 08/08/40)	585	471,451
2.40%, 08/20/50 (Call 02/20/50)	205	153,352
2.45%, 08/04/26 (Call 05/04/26)	870	853,087
2.50%, 02/09/25(a)	616	610,240
2.55%, 08/20/60 (Call 02/20/60)	545	398,580
2.65%, 05/11/50 (Call 11/11/49)	887	691,212
2.65%, 02/08/51 (Call 08/08/50)	897	699,543
2.70%, 08/05/51 (Call 02/05/51)	470	369,782
2.75%, 01/13/25 (Call 11/13/24)	692	688,941
2.80%, 02/08/61 (Call 08/08/60)	605	462,214
2.85%, 05/11/24 (Call 03/11/24)	653	652,576
2.85%, 08/05/61 (Call 02/05/61)	555	430,053
2.90%, 09/12/27 (Call 06/12/27)	790	783,103
2.95%, 09/11/49 (Call 03/11/49)	630	523,158
3.00%, 02/09/24 (Call 12/09/23)	733	733,293
3.00%, 06/20/27 (Call 03/20/27)	636	638,658
3.00%, 11/13/27 (Call 08/13/27)(a)	649	646,767
3.20%, 05/13/25(a)	808	814,092
3.20%, 05/11/27 (Call 02/11/27)	817	822,744
3.25%, 02/23/26 (Call 11/23/25)(a)	1,301	1,312,644
3.35%, 02/09/27 (Call 11/09/26)	863	874,789
3.45%, 05/06/24	1,016	1,025,073
3.45%, 02/09/45	744	681,296
3.75%, 09/12/47 (Call 03/12/47)	410	390,894
3.75%, 11/13/47 (Call 05/13/47)	497	472,041
3.85%, 05/04/43	1,094	1,062,197
3.85%, 08/04/46 (Call 02/04/46)	727	699,149
4.25%, 02/09/47 (Call 08/09/46)	443	456,534
4.38%, 05/13/45	645	673,496
4.45%, 05/06/44(a)	364	383,820
4.50%, 02/23/36 (Call 08/23/35)	408	447,915
4.65%, 02/23/46 (Call 08/23/45)	1,332	1,438,960
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	50	46,042
1.95%, 05/15/30 (Call 02/15/30)(a)	220	191,521
2.20%, 02/09/27 (Call 01/09/27)	145	136,771
2.72%, 02/09/32 (Call 11/09/31)(a)	200	180,812
2.85%, 05/15/40 (Call 11/15/39)	268	214,092
2.95%, 05/15/50 (Call 11/15/49)	345	258,840
3.00%, 05/15/24	1,258	1,251,748
3.30%, 05/15/26	1,110	1,105,282
3.30%, 01/27/27(a)	400	397,224
3.38%, 08/01/23	416	416,275
3.43%, 02/09/52 (Call 08/09/51)	240	192,982
3.45%, 02/19/26	408	409,722
3.50%, 05/15/29	730	711,458
3.63%, 02/12/24	822	825,683
4.00%, 06/20/42	600	546,978
4.15%, 05/15/39	505	476,250
4.25%, 05/15/49	1,095	1,015,689
4.40%, 07/27/32 (Call 04/27/32)	100	102,675
4.70%, 02/19/46	345	340,280
5.60%, 11/30/39(a)	334	366,094
5.88%, 11/29/32	282	322,659

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
7.00%, 10/30/25	$449	$497,559
		38,807,962
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	137	137,308
3.70%, 08/01/47 (Call 02/01/47)	158	148,130
4.00%, 08/15/45	92	89,841
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	120	105,612
2.00%, 12/01/24 (Call 11/01/24)	522	508,950
2.38%, 12/01/29 (Call 09/01/29)	380	349,243
2.60%, 04/15/30 (Call 01/15/30)	270	252,477
3.13%, 12/01/49 (Call 06/01/49)(a)	149	124,421
3.15%, 03/15/27 (Call 12/15/26)	123	122,719
4.15%, 03/15/47 (Call 09/15/46)	180	175,113
Procter & Gamble Co. (The)
0.55%, 10/29/25	505	470,453
1.00%, 04/23/26(a)	415	388,751
1.20%, 10/29/30	480	409,733
1.90%, 02/01/27	650	623,974
1.95%, 04/23/31	500	453,175
2.30%, 02/01/32	475	441,598
2.45%, 11/03/26	596	583,979
2.70%, 02/02/26	469	467,851
2.80%, 03/25/27	47	46,594
2.85%, 08/11/27(a)	548	545,189
3.00%, 03/25/30	715	701,415
3.10%, 08/15/23	520	520,535
3.55%, 03/25/40(a)	10	9,503
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	15	12,677
1.75%, 08/12/31 (Call 05/12/31)	420	361,221
2.00%, 07/28/26	325	311,646
2.13%, 09/06/29 (Call 06/06/29)	115	105,186
2.60%, 05/05/24 (Call 03/05/24)	355	352,348
2.90%, 05/05/27 (Call 02/05/27)	245	241,046
3.10%, 07/30/25	325	324,321
3.25%, 03/07/24 (Call 02/07/24)	518	519,839
3.50%, 03/22/28 (Call 12/22/27)	260	262,072
5.90%, 11/15/32	483	575,398
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	250	191,582
		10,933,900
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	179	172,782
4.60%, 06/15/45 (Call 12/15/44)(a)	402	408,227
		581,009
Diversified Financial Services — 3.9%
American Express Co.
0.75%, 11/03/23	105	101,926
1.65%, 11/04/26 (Call 10/04/26)(a)	290	268,949
2.25%, 03/04/25 (Call 02/01/25)(a)	135	130,901
2.50%, 07/30/24 (Call 06/30/24)	685	672,478
2.55%, 03/04/27 (Call 02/01/27)	365	348,407
3.00%, 10/30/24 (Call 09/29/24)	674	667,678
3.13%, 05/20/26 (Call 04/20/26)	415	410,215
3.30%, 05/03/27 (Call 04/03/27)	964	951,738
3.38%, 05/03/24	165	164,695
3.40%, 02/22/24 (Call 01/22/24)	885	883,062
Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 12/05/24 (Call 11/04/24)	$536	$536,295
3.95%, 08/01/25 (Call 07/01/25)	300	302,688
4.05%, 05/03/29 (Call 03/03/29)	355	357,538
4.05%, 12/03/42	179	170,711
4.20%, 11/06/25 (Call 10/06/25)	360	369,623
4.42%, 08/03/33	300	305,217
4.99%, 05/26/33 (Call 02/26/32), (SOFR + 2.255%)(b)	300	308,526
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	115	111,974
3.00%, 04/02/25 (Call 03/02/25)	150	147,868
3.70%, 10/15/24	420	421,235
4.00%, 10/15/23	269	270,770
4.50%, 05/13/32 (Call 02/13/32)	175	178,334
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)(a)	210	176,198
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	160	141,290
3.50%, 03/30/51 (Call 09/30/50)	213	158,432
3.90%, 01/25/28 (Call 10/25/27)	351	342,636
4.00%, 04/01/24 (Call 02/01/24)	175	176,165
4.25%, 06/02/26 (Call 03/02/26)	316	319,467
4.35%, 04/15/30 (Call 01/15/30)	361	354,080
4.70%, 09/20/47 (Call 03/20/47)	317	285,810
4.85%, 03/29/29 (Call 12/29/28)	315	319,659
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	264	194,267
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	250	209,505
3.65%, 01/12/27 (Call 10/12/26)	294	293,985
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	167	161,071
0.90%, 03/11/26 (Call 02/11/26)	446	410,222
1.15%, 05/13/26 (Call 04/13/26)	410	377,807
1.65%, 03/11/31 (Call 12/11/30)(a)	230	193,225
1.95%, 12/01/31 (Call 09/01/31)	35	29,751
2.00%, 03/20/28 (Call 01/20/28)	61	56,390
2.30%, 05/13/31 (Call 02/13/31)	445	392,414
2.45%, 03/03/27 (Call 02/03/27)	200	191,508
2.90%, 03/03/32 (Call 12/03/31)	440	406,419
3.20%, 03/02/27 (Call 12/02/26)	315	312,237
3.20%, 01/25/28 (Call 10/25/27)	380	373,004
3.25%, 05/22/29 (Call 02/22/29)(a)	116	112,126
3.30%, 04/01/27 (Call 01/01/27)	568	564,393
3.55%, 02/01/24 (Call 01/01/24)	474	476,152
3.85%, 05/21/25 (Call 03/21/25)	621	631,774
4.00%, 02/01/29 (Call 11/01/28)(a)	262	265,644
4.20%, 03/24/25 (Call 02/24/25)	283	288,841
4.63%, 03/22/30 (Call 12/22/29)	271	283,276
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	240	220,802
3.00%, 03/15/25 (Call 12/15/24)(a)	247	246,353
3.75%, 06/15/28 (Call 03/15/28)	97	98,447
4.15%, 06/15/48 (Call 12/15/47)	290	289,278
5.30%, 09/15/43 (Call 03/15/43)	242	271,188
Credit Suisse USA Inc., 7.13%, 07/15/32	181	204,689
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	385	316,674
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	565	466,481
2.10%, 06/15/30 (Call 03/15/30)	235	205,157
2.65%, 09/15/40 (Call 03/15/40)	325	253,857
3.00%, 06/15/50 (Call 12/15/49)	400	310,188

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 09/15/60 (Call 03/15/60)	$565	$411,902
3.10%, 09/15/27 (Call 06/15/27)(a)	135	130,631
3.65%, 05/23/25 (Call 04/23/25)	220	221,698
3.75%, 12/01/25 (Call 09/01/25)	485	489,016
3.75%, 09/21/28 (Call 06/21/28)	160	159,184
4.00%, 09/15/27 (Call 08/15/27)	400	402,700
4.25%, 09/21/48 (Call 03/21/48)	400	372,636
4.35%, 06/15/29 (Call 04/15/29)	305	310,923
4.60%, 03/15/33 (Call 12/15/32)	365	377,633
4.95%, 06/15/52 (Call 12/15/51)	870	898,127
5.20%, 06/15/62 (Call 12/15/61)	370	385,270
Invesco Finance PLC
3.75%, 01/15/26(a)	202	201,455
4.00%, 01/30/24	267	268,517
Legg Mason Inc., 5.63%, 01/15/44	238	253,989
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	245	218,682
2.00%, 03/03/25 (Call 02/03/25)(a)	241	235,230
2.00%, 11/18/31 (Call 08/18/31)	200	177,008
2.95%, 11/21/26 (Call 08/21/26)	241	239,118
2.95%, 06/01/29 (Call 03/01/29)	381	369,719
2.95%, 03/15/51 (Call 09/15/50)	238	197,747
3.30%, 03/26/27 (Call 01/26/27)	273	274,990
3.35%, 03/26/30 (Call 12/26/29)	582	576,686
3.38%, 04/01/24	174	175,204
3.50%, 02/26/28 (Call 11/26/27)(a)	130	131,529
3.65%, 06/01/49 (Call 12/01/48)	425	396,376
3.80%, 11/21/46 (Call 05/21/46)	216	204,440
3.85%, 03/26/50 (Call 09/26/49)	396	382,267
3.95%, 02/26/48 (Call 08/26/47)	245	238,130
ORIX Corp.
2.25%, 03/09/31(a)	160	138,110
3.25%, 12/04/24	301	297,268
3.70%, 07/18/27	260	256,220
4.00%, 04/13/32	185	181,757
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	295	248,806
4.65%, 04/01/30 (Call 01/01/30)	145	148,320
4.95%, 07/15/46	295	295,068
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	282	251,352
1.10%, 02/15/31 (Call 11/15/30)	385	321,995
1.90%, 04/15/27 (Call 02/15/27)(a)	694	658,162
2.00%, 08/15/50 (Call 02/15/50)(a)	718	505,415
2.05%, 04/15/30 (Call 01/15/30)	491	447,394
2.70%, 04/15/40 (Call 10/15/39)	406	345,620
2.75%, 09/15/27 (Call 06/15/27)	322	316,140
3.15%, 12/14/25 (Call 09/14/25)	954	954,964
3.65%, 09/15/47 (Call 03/15/47)	228	212,546
4.15%, 12/14/35 (Call 06/14/35)	652	684,294
4.30%, 12/14/45 (Call 06/14/45)	1,181	1,226,776
		35,652,704
Electric — 5.8%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	205	176,876
4.50%, 06/15/52 (Call 12/01/51)	305	303,731
Series M, 3.65%, 04/01/50 (Call 10/01/49)	230	200,190
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	55	43,116
3.05%, 03/15/32 (Call 12/15/31)(a)	40	38,218
Security	Par (000)	Value

Electric (continued)
3.13%, 07/15/51 (Call 01/15/51)	$175	$138,985
3.45%, 10/01/49 (Call 04/01/49)	335	278,355
3.75%, 03/01/45 (Call 09/01/44)	230	199,757
6.00%, 03/01/39	287	323,934
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	205	173,512
Series A, 4.30%, 07/15/48 (Call 01/15/48)	217	202,606
Series B, 3.70%, 12/01/47 (Call 06/01/47)	244	212,148
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	131	116,599
4.50%, 03/15/49 (Call 09/15/48)	150	149,823
Appalachian Power Co.
7.00%, 04/01/38	160	192,290
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	214	190,135
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	140	115,622
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	186	141,200
4.35%, 11/15/45 (Call 05/15/45)	180	161,005
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	240	212,412
3.50%, 08/15/46 (Call 02/15/46)	190	161,855
4.55%, 06/01/52 (Call 12/01/51)(a)	140	142,521
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	345	290,283
2.85%, 05/15/51 (Call 11/15/50)	375	283,140
3.25%, 04/15/28 (Call 01/15/28)	169	165,089
3.70%, 07/15/30 (Call 04/15/30)	170	169,181
3.80%, 07/15/48 (Call 01/15/48)	305	271,294
4.25%, 10/15/50 (Call 04/15/50)	345	333,384
4.45%, 01/15/49 (Call 07/15/48)	387	378,823
4.50%, 02/01/45 (Call 08/01/44)	274	268,342
4.60%, 05/01/53 (Call 11/01/52)(a)(c)	205	206,726
5.15%, 11/15/43 (Call 05/15/43)	330	349,440
5.95%, 05/15/37	140	159,408
6.13%, 04/01/36	686	790,608
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	105	93,731
3.60%, 03/01/52 (Call 09/01/51)	225	201,166
4.50%, 04/01/44 (Call 10/01/43)	214	215,393
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	283	277,716
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	188	161,648
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	308	299,567
3.00%, 03/01/50 (Call 09/01/49)	255	204,854
3.65%, 06/15/46 (Call 12/15/45)	222	196,661
3.70%, 08/15/28 (Call 05/15/28)	178	178,434
4.00%, 03/01/48 (Call 09/01/47)	285	269,334
5.90%, 03/15/36	55	64,285
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	281	254,117
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	306	247,591
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	300	283,806
Series A, 3.20%, 03/15/27 (Call 12/15/26)	305	302,551
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	360	323,215
3.20%, 12/01/51 (Call 06/01/51)	120	95,642
3.60%, 06/15/61 (Call 12/15/60)(a)	280	235,169
3.70%, 11/15/59 (Call 05/15/59)	110	91,167
3.85%, 06/15/46 (Call 12/15/45)	220	194,282
3.95%, 03/01/43 (Call 09/01/42)	282	255,202
4.45%, 03/15/44 (Call 09/15/43)	343	329,438

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.50%, 12/01/45 (Call 06/01/45)	$283	$271,077
4.50%, 05/15/58 (Call 11/15/57)	245	231,733
4.63%, 12/01/54 (Call 06/01/54)	198	192,420
Series 07-A, 6.30%, 08/15/37	172	199,088
Series 08-B, 6.75%, 04/01/38	196	234,338
Series 09-C, 5.50%, 12/01/39	216	230,316
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	210	183,702
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	233	225,740
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	394	362,594
Series A, 4.13%, 05/15/49 (Call 11/15/48)	283	260,111
Series C, 3.00%, 12/01/60 (Call 06/01/60)	265	190,021
Series C, 4.30%, 12/01/56 (Call 06/01/56)	95	87,497
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	200	203,472
Series E, 4.65%, 12/01/48 (Call 06/01/48)	247	243,369
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	168	114,211
3.10%, 08/15/50 (Call 02/15/50)	270	219,683
3.50%, 08/01/51 (Call 02/01/51)	167	146,735
4.05%, 05/15/48 (Call 11/15/47)	200	190,114
4.35%, 04/15/49 (Call 10/15/48)	213	210,719
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	154	162,116
6.05%, 01/15/38	205	234,317
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	320	289,901
2.95%, 03/01/50 (Call 09/01/49)	157	125,646
3.70%, 03/15/45 (Call 09/15/44)	226	202,324
3.95%, 03/01/49 (Call 09/01/48)	245	228,989
Series A, 1.90%, 04/01/28 (Call 02/01/28)	158	144,681
Series A, 3.00%, 03/01/32 (Call 12/01/31)	220	207,555
Series A, 4.05%, 05/15/48 (Call 11/15/47)	155	147,980
Series C, 2.63%, 03/01/31 (Call 12/01/30)	230	212,292
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	280	257,057
2.55%, 04/15/31 (Call 01/15/31)	134	122,095
2.85%, 03/15/32 (Call 12/15/31)	175	162,285
2.95%, 12/01/26 (Call 09/01/26)	220	216,575
3.20%, 08/15/49 (Call 02/15/49)	235	193,102
3.55%, 03/15/52 (Call 09/15/51)	125	108,740
3.70%, 12/01/47 (Call 06/01/47)	230	202,865
3.75%, 06/01/45 (Call 12/01/44)	192	169,905
3.88%, 03/15/46 (Call 09/15/45)	205	184,697
3.95%, 11/15/28 (Call 08/15/28)	300	306,105
3.95%, 03/15/48 (Call 09/15/47)	182	166,244
4.00%, 09/30/42 (Call 03/30/42)	240	224,350
4.25%, 12/15/41 (Call 06/15/41)	276	267,389
5.30%, 02/15/40	281	306,967
6.00%, 01/15/38	137	156,984
6.05%, 04/15/38	230	263,821
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	200	172,112
2.40%, 12/15/31 (Call 09/15/31)	110	98,076
2.50%, 12/01/29 (Call 09/01/29)	225	207,202
3.00%, 12/15/51 (Call 06/15/51)	45	35,372
3.20%, 01/15/27 (Call 10/15/26)(a)	217	215,574
3.40%, 10/01/46 (Call 04/01/46)	245	203,137
3.80%, 07/15/28 (Call 04/15/28)(a)	235	237,496
6.35%, 09/15/37	174	205,663
6.40%, 06/15/38	360	435,290

Security	Par (000)	Value

Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	$215	$160,007
3.75%, 05/15/46 (Call 11/15/45)	180	156,056
6.35%, 08/15/38	201	234,597
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	190	153,552
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	35	30,343
2.50%, 08/15/50 (Call 02/15/50)	238	170,977
3.25%, 08/15/25 (Call 05/15/25)	265	266,079
3.40%, 04/01/32 (Call 01/01/32)	200	193,994
3.45%, 03/15/29 (Call 12/15/28)	220	215,871
3.60%, 09/15/47 (Call 03/15/47)	235	205,261
3.70%, 09/01/28 (Call 06/01/28)	174	174,786
4.10%, 05/15/42 (Call 11/15/41)	220	207,139
4.10%, 03/15/43 (Call 09/15/42)	176	165,227
4.15%, 12/01/44 (Call 06/01/44)	175	164,476
4.20%, 08/15/45 (Call 02/15/45)	275	260,287
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	247	179,307
3.50%, 04/01/26 (Call 01/01/26)	505	506,045
4.20%, 04/01/49 (Call 10/01/48)	105	100,645
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	265	230,357
2.90%, 03/15/51 (Call 09/15/50)	350	265,233
3.10%, 06/15/41 (Call 12/15/40)	110	91,252
4.00%, 03/15/33 (Call 12/15/32)	302	299,656
4.20%, 09/01/48 (Call 03/01/48)	388	368,678
4.20%, 04/01/50 (Call 10/01/49)	183	171,639
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	230	192,867
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	235	196,491
4.13%, 03/01/42 (Call 09/01/41)	171	159,196
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	400	366,308
2.85%, 04/01/25 (Call 03/01/25)	543	540,719
2.88%, 12/04/51 (Call 06/04/51)	505	400,561
3.13%, 12/01/25 (Call 06/01/25)(a)	381	381,678
3.15%, 10/01/49 (Call 04/01/49)	279	233,640
3.25%, 06/01/24 (Call 12/01/23)	321	321,732
3.70%, 12/01/47 (Call 06/01/47)	261	238,525
3.95%, 03/01/48 (Call 09/01/47)	368	350,476
3.99%, 03/01/49 (Call 09/01/48)	220	210,410
4.05%, 06/01/42 (Call 12/01/41)	233	224,272
4.05%, 10/01/44 (Call 04/01/44)	180	172,834
4.13%, 02/01/42 (Call 08/01/41)	247	241,546
4.13%, 06/01/48 (Call 12/01/47)	187	182,516
5.69%, 03/01/40	175	199,832
5.95%, 02/01/38	220	254,364
5.96%, 04/01/39	180	207,783
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	83	86,277
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)(a)	150	122,733
4.38%, 10/01/45 (Call 04/01/45)	227	216,181
5.13%, 11/01/40 (Call 05/01/40)	289	301,337
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	200	152,106
3.15%, 04/15/50 (Call 10/15/49)	240	196,848
3.50%, 10/15/24 (Call 07/15/24)	15	15,115
3.65%, 04/15/29 (Call 01/15/29)	508	508,488

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 08/01/48 (Call 02/01/48)	$273	$242,536
4.25%, 07/15/49 (Call 01/15/49)	397	385,745
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	5	4,790
1.00%, 06/15/26 (Call 05/15/26)	48	44,041
1.88%, 02/07/25	340	328,545
2.40%, 03/15/30 (Call 12/15/29)	300	270,648
2.75%, 04/15/32 (Call 01/15/32)	210	191,255
2.85%, 01/27/25 (Call 10/27/24)	104	102,790
3.40%, 02/07/28 (Call 11/07/27)	348	342,742
4.02%, 11/01/32 (Call 05/01/32)	228	227,229
4.30%, 03/15/49 (Call 09/15/48)	137	129,542
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	85	84,193
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	215	161,738
2.90%, 03/01/50 (Call 09/01/49)	243	192,553
3.40%, 08/15/42 (Call 02/15/42)(a)	54	47,516
3.60%, 09/15/47 (Call 03/15/47)	283	248,938
4.50%, 06/01/52 (Call 12/01/51)	210	217,073
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	150	148,140
Ohio Power Co., Series R, 2.90%, 10/01/51 (Call 04/01/51)	100	75,638
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	314	257,461
3.70%, 11/15/28 (Call 08/15/28)	110	110,311
3.75%, 04/01/45 (Call 10/01/44)	193	174,403
4.15%, 06/01/32 (Call 03/01/32)(c)	110	114,882
4.60%, 06/01/52 (Call 12/01/51)(c)	250	261,205
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)(a)	45	34,569
3.30%, 03/15/51 (Call 09/15/50)	300	248,022
4.13%, 01/15/49 (Call 07/15/48)	302	284,762
4.15%, 02/15/50 (Call 08/15/49)	289	272,914
5.75%, 04/01/37	102	112,575
6.00%, 01/15/39	290	328,054
6.25%, 10/15/37	295	341,460
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	97	89,988
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)(a)	245	231,934
6.50%, 11/15/37	140	171,034
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	160	138,987
3.60%, 09/15/42 (Call 03/15/42)	269	238,606
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	205	168,588
Public Service Electric & Gas Co., 3.80%, 03/01/46 (Call 09/01/45)	238	216,240
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	165	151,767
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	287	276,143
3.70%, 03/15/52 (Call 09/15/51)(a)	200	178,432
4.50%, 08/15/40	160	156,934
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	361	308,049
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	240	188,232
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	50	46,696
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	25	23,961
2.25%, 06/01/30 (Call 03/01/30)	215	186,319
2.75%, 02/01/32 (Call 11/01/31)	185	163,192
2.85%, 08/01/29 (Call 05/01/29)	197	179,408
3.45%, 02/01/52 (Call 08/01/51)	270	216,319
Security	Par (000)	Value

Electric (continued)
3.65%, 02/01/50 (Call 08/01/49)(a)	$437	$350,186
4.00%, 04/01/47 (Call 10/01/46)	344	290,480
4.50%, 09/01/40 (Call 03/01/40)	195	177,914
4.65%, 10/01/43 (Call 04/01/43)	264	248,274
5.50%, 03/15/40	219	224,282
6.00%, 01/15/34	170	188,256
6.05%, 03/15/39	186	199,658
Series 08-A, 5.95%, 02/01/38	195	208,186
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	220	159,260
Series A, 4.20%, 03/01/29 (Call 12/01/28)	194	193,449
Series B, 4.88%, 03/01/49 (Call 09/01/48)	210	199,630
Series C, 4.13%, 03/01/48 (Call 09/01/47)	485	420,747
Series C, 4.20%, 06/01/25	160	162,334
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	65	66,719
Series E, 3.70%, 08/01/25 (Call 06/01/25)	357	357,371
Series E, 5.45%, 06/01/52 (Call 12/01/51)	285	292,946
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	260	210,579
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	325	282,935
2.63%, 03/15/51 (Call 09/15/50)	170	124,952
3.90%, 04/01/52 (Call 10/01/51)	235	218,230
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	215	190,952
2.40%, 03/30/32 (Call 12/30/31)	220	197,151
2.45%, 12/15/50 (Call 06/15/50)	368	262,634
2.95%, 11/15/51 (Call 05/15/51)	100	78,071
3.30%, 12/01/49 (Call 06/01/49)	217	180,529
4.00%, 01/15/43 (Call 07/15/42)	240	219,050
4.45%, 02/15/44 (Call 08/15/43)	251	246,379
4.60%, 12/01/48 (Call 06/01/48)	264	264,945
8.88%, 11/15/38	276	394,975
Series A, 2.88%, 07/15/29 (Call 04/15/29)	210	198,883
Series A, 3.15%, 01/15/26 (Call 10/15/25)	505	502,132
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	235	235,303
Series A, 3.80%, 04/01/28 (Call 01/01/28)	310	311,739
Series A, 6.00%, 05/15/37	232	266,821
Series B, 3.75%, 05/15/27 (Call 04/15/27)	120	121,655
Series B, 3.80%, 09/15/47 (Call 03/15/47)	285	254,927
Series B, 6.00%, 01/15/36	140	160,422
Series C, 4.00%, 11/15/46 (Call 05/15/46)	200	183,684
Series C, 4.63%, 05/15/52 (Call 11/15/51)	95	97,491
Series D, 4.65%, 08/15/43 (Call 02/15/43)	165	163,924
		53,458,874
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	307	280,300
1.80%, 10/15/27 (Call 08/15/27)	257	238,522
1.95%, 10/15/30 (Call 07/15/30)	130	114,765
2.00%, 12/21/28 (Call 10/21/28)	305	279,600
2.20%, 12/21/31 (Call 09/21/31)(a)	330	293,881
2.75%, 10/15/50 (Call 04/15/50)	137	104,641
2.80%, 12/21/51 (Call 06/21/51)	415	320,226
3.15%, 06/01/25 (Call 03/01/25)(a)	90	89,874
		1,721,809
Electronics — 0.3%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	420	384,510
1.35%, 06/01/25 (Call 05/01/25)	88	84,169
1.75%, 09/01/31 (Call 06/01/31)(a)	350	303,583

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
1.95%, 06/01/30 (Call 03/01/30)	$241	$216,165
2.30%, 08/15/24 (Call 07/15/24)	509	501,640
2.50%, 11/01/26 (Call 08/01/26)(a)	534	520,436
2.70%, 08/15/29 (Call 05/15/29)	635	604,311
2.80%, 06/01/50 (Call 12/01/49)(a)	189	152,808
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)	290	264,103
		3,031,725
Food — 0.1%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	365	353,564
Hormel Foods Corp.
0.65%, 06/03/24 (Call 08/29/22)	210	200,920
1.70%, 06/03/28 (Call 04/03/28)	375	343,871
1.80%, 06/11/30 (Call 03/11/30)(a)	306	268,922
3.05%, 06/03/51 (Call 12/03/50)	275	226,460
		1,393,737
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	166	204,794
8.00%, 01/15/24	392	416,594
		621,388
Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	252	210,123
2.63%, 09/15/29 (Call 06/15/29)	205	189,865
2.85%, 02/15/52 (Call 08/15/51)(a)	225	170,251
3.00%, 06/15/27 (Call 03/15/27)	222	217,562
3.38%, 09/15/49 (Call 03/15/49)	208	172,888
4.13%, 10/15/44 (Call 04/15/44)	299	277,200
4.15%, 01/15/43 (Call 07/15/42)(a)	190	174,414
4.30%, 10/01/48 (Call 04/01/48)	235	227,271
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	295	249,844
4.40%, 07/01/32 (Call 04/01/32)	245	252,433
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	400	391,692
3.15%, 09/15/24 (Call 06/15/24)(a)	470	469,638
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	294	284,125
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	134	124,924
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	331	306,360
		3,718,590
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	108	89,402
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(a)	230	224,199
2.30%, 03/15/30 (Call 12/15/29)	317	281,385
2.75%, 11/15/50 (Call 05/15/50)(a)	257	183,632
3.00%, 05/15/32 (Call 02/15/32)(a)	145	133,432
3.40%, 03/01/26 (Call 01/01/26)	261	260,671
4.25%, 11/15/28 (Call 08/15/28)	30	30,796
4.85%, 11/15/48 (Call 05/15/48)	140	144,892
		1,348,409
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	264	238,627
1.40%, 06/30/30 (Call 03/30/30)(a)	143	124,706
2.95%, 03/15/25 (Call 12/15/24)	628	628,967
3.40%, 11/30/23 (Call 09/30/23)	563	566,705
3.75%, 11/30/26 (Call 08/30/26)(a)	752	776,395
4.75%, 11/30/36 (Call 05/30/36)	562	630,463
Security	Par (000)	Value

Health Care - Products (continued)
4.75%, 04/15/43 (Call 10/15/42)	$313	$333,195
4.90%, 11/30/46 (Call 05/30/46)	1,196	1,323,075
5.30%, 05/27/40	357	404,320
6.00%, 04/01/39	140	163,426
6.15%, 11/30/37	100	123,467
Medtronic Inc.
4.38%, 03/15/35	617	649,442
4.63%, 03/15/45	592	626,081
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 10/18/22)	555	530,630
1.75%, 10/15/28 (Call 08/15/28)	315	288,345
2.00%, 10/15/31 (Call 07/15/31)	525	466,546
2.60%, 10/01/29 (Call 07/01/29)	45	42,635
2.80%, 10/15/41 (Call 04/15/41)	595	491,732
		8,408,757
Health Care - Services — 2.5%
Ascension Health
3.95%, 11/15/46(a)	442	416,090
Series B, 2.53%, 11/15/29 (Call 08/15/29)	242	224,065
Series B, 3.11%, 11/15/39 (Call 05/15/39)(a)	60	50,785
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	244	216,274
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	170	126,868
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	210	152,601
CommonSpirit Health, 3.82%, 10/01/49 (Call 04/01/49)(a)	317	267,466
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	190	156,227
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	85	78,168
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	135	104,339
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	130	96,416
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	80	71,615
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	111	102,345
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	352	349,226
4.15%, 05/01/47 (Call 11/01/46)	472	451,713
4.88%, 04/01/42	340	357,428
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	210	170,577
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	500	397,690
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	515	398,703
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	254	198,834
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	115	89,667
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	265	254,845
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	230	165,450
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	210	175,285
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	471	443,800
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	80,614
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	235	206,015
4.26%, 11/01/47 (Call 11/01/46)	378	341,920
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	326	257,269

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	$471	$429,034
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	130	89,515
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)	160	161,733
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	185	167,865
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	195	171,190
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(a)	59	47,415
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	211	219,659
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	220	224,660
1.15%, 05/15/26 (Call 04/15/26)	220	205,044
1.25%, 01/15/26	276	258,664
2.00%, 05/15/30	465	416,040
2.30%, 05/15/31 (Call 02/15/31)	412	373,461
2.38%, 08/15/24	190	187,773
2.75%, 05/15/40 (Call 11/15/39)	422	344,095
2.88%, 08/15/29	400	383,872
2.90%, 05/15/50 (Call 11/15/49)	460	364,412
2.95%, 10/15/27	411	405,616
3.05%, 05/15/41 (Call 11/15/40)	440	374,537
3.10%, 03/15/26	451	450,504
3.13%, 05/15/60 (Call 11/15/59)(a)	400	314,012
3.25%, 05/15/51 (Call 11/15/50)	727	610,077
3.38%, 04/15/27	295	296,864
3.45%, 01/15/27	346	349,460
3.50%, 02/15/24(a)	340	342,468
3.50%, 08/15/39 (Call 02/15/39)	475	433,133
3.70%, 08/15/49 (Call 02/15/49)	502	455,013
3.75%, 07/15/25	225	229,246
3.75%, 10/15/47 (Call 04/15/47)	289	264,389
3.85%, 06/15/28(a)	462	474,511
3.88%, 12/15/28	289	295,867
3.88%, 08/15/59 (Call 02/15/59)	295	270,592
3.95%, 10/15/42 (Call 04/15/42)	243	230,362
4.00%, 05/15/29 (Call 03/15/29)	330	339,352
4.20%, 05/15/32 (Call 02/15/32)	565	588,148
4.20%, 01/15/47 (Call 07/15/46)	262	257,583
4.25%, 03/15/43 (Call 09/15/42)	255	253,082
4.25%, 04/15/47 (Call 10/15/46)	273	268,717
4.25%, 06/15/48 (Call 12/15/47)	480	469,910
4.38%, 03/15/42 (Call 09/15/41)	170	170,614
4.45%, 12/15/48 (Call 06/15/48)	418	422,264
4.63%, 07/15/35	327	348,759
4.63%, 11/15/41 (Call 05/15/41)	249	259,010
4.75%, 07/15/45	705	749,225
4.75%, 05/15/52 (Call 11/15/51)	710	751,436
4.95%, 05/15/62 (Call 11/15/61)	375	405,116
5.80%, 03/15/36	315	369,971
6.50%, 06/15/37(a)	182	228,749
6.63%, 11/15/37	259	326,829
6.88%, 02/15/38	410	525,747
		22,977,890
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	175	157,540
2.00%, 11/02/31 (Call 08/02/31)(a)	80	70,398
2.88%, 02/07/50 (Call 08/07/49)(a)	86	68,129
Security	Par (000)	Value

Household Products & Wares (continued)
3.10%, 03/26/30 (Call 12/26/29)	$465	$451,557
3.20%, 04/25/29 (Call 01/25/29)(a)	210	205,514
3.20%, 07/30/46 (Call 01/30/46)	374	315,353
3.95%, 11/01/28 (Call 08/01/28)	295	303,139
6.63%, 08/01/37	216	275,813
		1,847,443
Insurance — 3.0%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	763	748,511
3.63%, 11/15/24	598	601,319
4.75%, 01/15/49 (Call 07/15/48)	38	37,725
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	151	137,555
1.45%, 12/15/30 (Call 09/15/30)(a)	330	272,148
3.28%, 12/15/26 (Call 09/15/26)	225	224,534
3.85%, 08/10/49 (Call 02/10/49)	171	153,698
4.20%, 12/15/46 (Call 06/15/46)	246	231,368
4.50%, 06/15/43	155	151,068
5.55%, 05/09/35	225	253,969
AXA SA, 8.60%, 12/15/30	205	250,397
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	357	303,054
1.85%, 03/12/30 (Call 12/12/29)	275	243,944
2.30%, 03/15/27 (Call 02/15/27)(a)	200	194,398
2.50%, 01/15/51 (Call 07/15/50)	315	225,553
2.85%, 10/15/50 (Call 04/15/50)	657	500,476
2.88%, 03/15/32 (Call 12/15/31)(a)	345	325,877
3.85%, 03/15/52 (Call 09/15/51)	865	783,552
4.20%, 08/15/48 (Call 02/15/48)	856	841,671
4.25%, 01/15/49 (Call 07/15/48)	707	695,561
4.30%, 05/15/43	113	111,273
4.40%, 05/15/42	300	299,736
5.75%, 01/15/40	302	352,349
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	328	329,328
4.50%, 02/11/43(a)	392	400,338
Chubb Corp. (The)
6.00%, 05/11/37	158	190,074
Series 1, 6.50%, 05/15/38	70	84,489
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	400	332,624
2.85%, 12/15/51 (Call 06/15/51)	340	257,914
3.05%, 12/15/61 (Call 06/15/61)	470	351,438
3.15%, 03/15/25	487	485,748
3.35%, 05/15/24	275	276,284
3.35%, 05/03/26 (Call 02/03/26)	245	245,431
4.35%, 11/03/45 (Call 05/03/45)	585	570,562
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	273	254,957
3.75%, 04/01/26 (Call 01/01/26)	170	171,000
4.13%, 05/15/43 (Call 11/15/42)	151	133,188
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	379	355,722
4.15%, 03/04/26(a)	264	265,822
5.38%, 03/04/46	342	372,479
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	265	232,365
3.50%, 06/03/24 (Call 03/03/24)	246	245,975
3.50%, 03/10/25 (Call 12/10/24)	245	244,966
3.75%, 03/14/26 (Call 12/14/25)	274	276,896

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.88%, 03/15/24 (Call 02/15/24)	$283	$284,661
4.20%, 03/01/48 (Call 09/01/47)	180	166,012
4.35%, 01/30/47 (Call 07/30/46)	258	244,109
4.38%, 03/15/29 (Call 12/15/28)	679	692,994
4.75%, 03/15/39 (Call 09/15/38)	169	170,658
4.90%, 03/15/49 (Call 09/15/48)	433	450,000
MetLife Inc.
3.00%, 03/01/25	370	366,833
3.60%, 04/10/24(a)	363	366,503
3.60%, 11/13/25 (Call 08/13/25)	177	178,202
4.05%, 03/01/45	419	386,783
4.13%, 08/13/42	206	192,604
4.55%, 03/23/30 (Call 12/23/29)(a)	185	192,622
4.60%, 05/13/46 (Call 11/13/45)(a)	215	216,415
4.88%, 11/13/43	395	406,783
5.00%, 07/15/52	30	31,952
5.70%, 06/15/35	376	427,102
5.88%, 02/06/41	310	345,966
6.38%, 06/15/34	319	380,972
6.50%, 12/15/32	251	298,700
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	200	193,608
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	271	231,084
3.70%, 05/15/29 (Call 02/15/29)	205	197,423
6.05%, 10/15/36	175	199,147
Progressive Corp. (The)
2.45%, 01/15/27(a)	171	164,870
2.50%, 03/15/27 (Call 02/15/27)	160	154,261
3.00%, 03/15/32 (Call 12/15/31)	110	103,041
3.20%, 03/26/30 (Call 12/26/29)	304	291,530
3.70%, 03/15/52 (Call 09/15/51)	90	80,107
3.95%, 03/26/50 (Call 09/26/49)	233	214,470
4.00%, 03/01/29 (Call 12/01/28)(a)	290	294,927
4.13%, 04/15/47 (Call 10/15/46)	258	244,372
4.20%, 03/15/48 (Call 09/15/47)	260	245,895
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	175	163,735
2.10%, 03/10/30 (Call 12/10/29)(a)	140	122,567
3.00%, 03/10/40 (Call 09/10/39)(a)	291	244,155
3.70%, 03/13/51 (Call 09/13/50)	547	472,116
3.91%, 12/07/47 (Call 06/07/47)	288	257,469
3.94%, 12/07/49 (Call 06/07/49)	358	320,399
4.35%, 02/25/50 (Call 08/25/49)	368	352,010
4.60%, 05/15/44(a)	208	204,360
5.70%, 12/14/36	290	327,117
Prudential PLC, 3.13%, 04/14/30	375	347,858
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	175	127,066
3.05%, 06/08/51 (Call 12/08/50)	260	207,844
3.75%, 05/15/46 (Call 11/15/45)	168	148,003
4.00%, 05/30/47 (Call 11/30/46)	252	233,826
4.05%, 03/07/48 (Call 09/07/47)	214	199,636
4.10%, 03/04/49 (Call 09/04/48)	225	208,325
4.60%, 08/01/43	125	124,384
5.35%, 11/01/40	295	322,701
6.25%, 06/15/37	334	412,029
Travelers Property Casualty Corp., 6.38%, 03/15/33	113	137,670
		27,365,212
Security	Par (000)	Value

Internet — 3.2%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	$400	$338,172
2.70%, 02/09/41 (Call 08/09/40)	465	322,729
3.15%, 02/09/51 (Call 08/09/50)	545	372,235
3.25%, 02/09/61 (Call 08/09/60)	370	246,461
3.40%, 12/06/27 (Call 09/06/27)	895	865,930
3.60%, 11/28/24 (Call 08/28/24)	735	730,075
4.00%, 12/06/37 (Call 06/06/37)(a)	200	175,648
4.20%, 12/06/47 (Call 06/06/47)	630	517,230
4.40%, 12/06/57 (Call 06/06/57)(a)	370	303,763
4.50%, 11/28/34 (Call 05/28/34)	200	190,188
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	520	485,202
0.80%, 08/15/27 (Call 06/15/27)	560	506,134
1.10%, 08/15/30 (Call 05/15/30)	675	576,140
1.90%, 08/15/40 (Call 02/15/40)	482	361,669
2.00%, 08/15/26 (Call 05/15/26)	810	782,978
2.05%, 08/15/50 (Call 02/15/50)	790	561,682
2.25%, 08/15/60 (Call 02/15/60)	735	511,707
3.38%, 02/25/24	759	765,527
Amazon.com Inc.
0.45%, 05/12/24	37	35,443
0.80%, 06/03/25 (Call 05/03/25)	495	466,483
1.00%, 05/12/26 (Call 04/12/26)	530	492,296
1.20%, 06/03/27 (Call 04/03/27)	867	794,467
1.50%, 06/03/30 (Call 03/03/30)	131	113,920
1.65%, 05/12/28 (Call 03/12/28)	857	787,634
2.10%, 05/12/31 (Call 02/12/31)	677	610,085
2.50%, 06/03/50 (Call 12/03/49)	686	512,991
2.70%, 06/03/60 (Call 12/03/59)	806	582,617
2.73%, 04/13/24	50	49,912
2.80%, 08/22/24 (Call 06/22/24)	824	821,240
2.88%, 05/12/41 (Call 11/12/40)	722	609,317
3.00%, 04/13/25	580	581,833
3.10%, 05/12/51 (Call 11/12/50)	1,230	1,032,831
3.15%, 08/22/27 (Call 05/22/27)	1,332	1,332,053
3.25%, 05/12/61 (Call 11/12/60)	655	537,369
3.30%, 04/13/27 (Call 03/13/27)	790	794,700
3.45%, 04/13/29 (Call 02/13/29)	540	543,640
3.60%, 04/13/32 (Call 01/13/32)(a)	980	991,564
3.80%, 12/05/24 (Call 09/05/24)	601	611,704
3.88%, 08/22/37 (Call 02/22/37)	1,069	1,077,509
3.95%, 04/13/52 (Call 10/13/51)	840	817,664
4.05%, 08/22/47 (Call 02/22/47)(a)	1,272	1,258,046
4.10%, 04/13/62 (Call 10/13/61)	500	483,575
4.25%, 08/22/57 (Call 02/22/57)	687	690,943
4.80%, 12/05/34 (Call 06/05/34)	494	548,992
4.95%, 12/05/44 (Call 06/05/44)(a)	589	652,553
5.20%, 12/03/25 (Call 09/03/25)	456	483,939
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)	220	202,785
3.08%, 04/07/25 (Call 03/07/25)	200	194,434
3.63%, 07/06/27	455	442,287
4.13%, 06/30/25	200	199,680
4.38%, 05/14/24 (Call 04/14/24)(a)	60	60,403
4.38%, 03/29/28 (Call 12/29/27)(a)	35	34,900
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	195	194,177
3.60%, 06/01/26 (Call 03/01/26)	487	492,075
3.65%, 03/15/25 (Call 12/15/24)	112	113,301

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.63%, 04/13/30 (Call 01/13/30)	$483	$498,050
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	95	74,694
		29,435,576
Machinery — 1.6%
ABB Finance USA Inc., 4.38%, 05/08/42	255	244,170
Caterpillar Financial Services Corp.
0.45%, 09/14/23	200	194,630
0.60%, 09/13/24	225	213,100
0.80%, 11/13/25	95	87,749
0.90%, 03/02/26	620	574,777
1.10%, 09/14/27	494	446,374
1.15%, 09/14/26	420	386,887
1.45%, 05/15/25	142	135,607
2.15%, 11/08/24	342	335,772
2.85%, 05/17/24	219	218,258
3.25%, 12/01/24	55	55,088
3.40%, 05/13/25	20	20,128
3.65%, 12/07/23	265	267,186
3.75%, 11/24/23	243	245,440
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	120	106,430
2.60%, 09/19/29 (Call 06/19/29)	296	279,830
2.60%, 04/09/30 (Call 01/09/30)(a)	251	236,630
3.25%, 09/19/49 (Call 03/19/49)	360	312,732
3.25%, 04/09/50 (Call 10/09/49)	504	436,162
3.40%, 05/15/24 (Call 02/15/24)	720	723,427
3.80%, 08/15/42	262	252,319
4.30%, 05/15/44 (Call 11/15/43)(a)	104	106,208
4.75%, 05/15/64 (Call 11/15/63)	207	220,873
5.20%, 05/27/41	344	387,189
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	362	358,163
2.88%, 09/07/49 (Call 03/07/49)(a)	285	236,832
3.10%, 04/15/30 (Call 01/15/30)	393	382,967
3.75%, 04/15/50 (Call 10/15/49)(a)	304	294,485
3.90%, 06/09/42 (Call 12/09/41)	31	30,534
5.38%, 10/16/29	291	322,958
John Deere Capital Corp.
0.40%, 10/10/23	165	160,042
0.45%, 01/17/24	410	395,322
0.45%, 06/07/24	335	319,885
0.63%, 09/10/24	265	251,848
0.70%, 01/15/26	355	327,512
1.05%, 06/17/26	255	236,655
1.25%, 01/10/25(a)	320	306,637
1.45%, 01/15/31(a)	140	119,288
1.50%, 03/06/28	465	422,787
1.70%, 01/11/27	110	103,366
1.75%, 03/09/27	325	304,600
2.00%, 06/17/31(a)	205	181,665
2.05%, 01/09/25	285	278,311
2.45%, 01/09/30(a)	365	338,694
2.60%, 03/07/24	196	194,814
2.65%, 06/24/24	320	317,840
2.65%, 06/10/26	275	270,586
2.80%, 09/08/27	243	237,744
2.80%, 07/18/29	225	215,422
3.35%, 06/12/24	180	180,923
3.35%, 04/18/29	140	139,357
Security	Par (000)	Value

Machinery (continued)
3.40%, 06/06/25	$235	$236,469
3.45%, 03/13/25(a)	77	77,795
3.45%, 03/07/29	206	205,627
3.65%, 10/12/23	160	161,237
3.90%, 06/07/32	65	67,044
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	260	251,202
		14,415,577
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	331	322,063
2.25%, 09/19/26 (Call 06/19/26)	232	223,472
2.38%, 08/26/29 (Call 05/26/29)	428	392,587
2.65%, 04/15/25 (Call 03/15/25)	140	138,426
2.88%, 10/15/27 (Call 07/15/27)	345	337,945
3.00%, 08/07/25	316	314,746
3.05%, 04/15/30 (Call 01/15/30)	225	213,671
3.13%, 09/19/46 (Call 03/19/46)	192	155,614
3.25%, 08/26/49 (Call 02/26/49)	290	241,828
3.38%, 03/01/29 (Call 12/01/28)	348	341,259
3.63%, 09/14/28 (Call 06/14/28)	224	224,452
3.63%, 10/15/47 (Call 04/15/47)	230	204,587
3.70%, 04/15/50 (Call 10/15/49)	165	148,086
4.00%, 09/14/48 (Call 03/14/48)(a)	453	427,342
5.70%, 03/15/37	250	292,533
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	210	207,100
3.90%, 09/01/42 (Call 03/01/42)	420	389,613
4.88%, 09/15/41 (Call 03/15/41)	260	272,496
		4,847,820
Media — 3.9%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	565	473,956
1.95%, 01/15/31 (Call 10/15/30)	560	485,022
2.35%, 01/15/27 (Call 10/15/26)	509	487,306
2.45%, 08/15/52 (Call 02/15/52)	425	294,920
2.65%, 02/01/30 (Call 11/01/29)	600	555,144
2.65%, 08/15/62 (Call 02/15/62)	215	145,617
2.80%, 01/15/51 (Call 07/15/50)	586	434,472
2.89%, 11/01/51 (Call 05/01/51)	1,920	1,439,098
2.94%, 11/01/56 (Call 05/01/56)	2,193	1,597,293
2.99%, 11/01/63 (Call 05/01/63)	1,522	1,096,297
3.15%, 03/01/26 (Call 12/01/25)	789	784,787
3.15%, 02/15/28 (Call 11/15/27)	545	533,789
3.20%, 07/15/36 (Call 01/15/36)	313	279,065
3.25%, 11/01/39 (Call 05/01/39)	525	451,946
3.30%, 02/01/27 (Call 11/01/26)	407	404,611
3.30%, 04/01/27 (Call 02/01/27)	269	267,448
3.38%, 02/15/25 (Call 11/15/24)	165	165,234
3.38%, 08/15/25 (Call 05/15/25)	560	560,498
3.40%, 04/01/30 (Call 01/01/30)	569	554,047
3.40%, 07/15/46 (Call 01/15/46)	532	442,103
3.45%, 02/01/50 (Call 08/01/49)(a)	728	605,994
3.55%, 05/01/28 (Call 02/01/28)	270	269,136
3.70%, 04/15/24 (Call 03/15/24)	494	497,996
3.75%, 04/01/40 (Call 10/01/39)	589	538,953
3.90%, 03/01/38 (Call 09/01/37)	421	397,555
3.95%, 10/15/25 (Call 08/15/25)	493	501,539
3.97%, 11/01/47 (Call 05/01/47)	737	666,617
4.00%, 08/15/47 (Call 02/15/47)	341	310,371
4.00%, 03/01/48 (Call 09/01/47)	434	394,571

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 11/01/49 (Call 05/01/49)	$770	$697,997
4.05%, 11/01/52 (Call 05/01/52)	273	248,788
4.15%, 10/15/28 (Call 07/15/28)	1,408	1,445,199
4.20%, 08/15/34 (Call 02/15/34)	353	355,266
4.25%, 10/15/30 (Call 07/15/30)	374	384,483
4.25%, 01/15/33	675	690,417
4.40%, 08/15/35 (Call 02/15/35)	348	355,385
4.60%, 10/15/38 (Call 04/15/38)	381	385,778
4.60%, 08/15/45 (Call 02/15/45)	237	234,637
4.65%, 07/15/42	254	254,343
4.70%, 10/15/48 (Call 04/15/48)	708	716,687
4.95%, 10/15/58 (Call 04/15/58)(a)	353	367,748
5.65%, 06/15/35	231	262,682
6.45%, 03/15/37(a)	200	246,402
6.50%, 11/15/35	190	232,307
7.05%, 03/15/33	245	303,342
NBCUniversal Media LLC, 4.45%, 01/15/43	281	273,798
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	444	418,910
2.95%, 06/15/27	376	368,676
3.00%, 02/13/26(a)	450	446,598
3.00%, 07/30/46	199	158,919
3.15%, 09/17/25	388	385,843
3.70%, 12/01/42	195	174,344
4.13%, 06/01/44	352	337,765
Series B, 7.00%, 03/01/32	160	196,907
Series E, 4.13%, 12/01/41	236	225,116
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	721	700,754
1.75%, 01/13/26	621	590,397
2.00%, 09/01/29 (Call 06/01/29)	788	702,100
2.20%, 01/13/28(a)	445	416,952
2.65%, 01/13/31	935	860,396
2.75%, 09/01/49 (Call 03/01/49)	722	546,106
3.35%, 03/24/25	126	126,459
3.50%, 05/13/40 (Call 11/13/39)	563	504,662
3.60%, 01/13/51 (Call 07/13/50)	811	713,275
3.70%, 09/15/24 (Call 06/15/24)	279	280,710
3.70%, 10/15/25 (Call 07/15/25)(a)	369	372,908
3.70%, 03/23/27(a)	250	253,018
3.80%, 03/22/30	454	455,498
3.80%, 05/13/60 (Call 11/13/59)	522	463,484
4.63%, 03/23/40 (Call 09/23/39)	227	232,786
4.70%, 03/23/50 (Call 09/23/49)(a)	626	650,420
4.75%, 09/15/44 (Call 03/15/44)	205	210,371
5.40%, 10/01/43(a)	276	306,575
6.15%, 02/15/41	225	268,616
6.20%, 12/15/34(a)	327	389,159
6.40%, 12/15/35(a)	335	406,653
6.65%, 11/15/37	478	601,649
		35,856,670
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)(a)	339	340,539
3.90%, 01/15/43 (Call 07/15/42)	210	193,246
		533,785
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	360	350,230
5.00%, 09/30/43	946	1,013,857
Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc., 6.13%, 12/15/33	$240	$285,749
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	430	329,135
5.20%, 11/02/40(a)	417	458,696
7.13%, 07/15/28	241	282,295
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	271	261,794
4.75%, 03/22/42 (Call 09/22/41)(a)	165	170,377
		3,152,133
Oil & Gas — 4.8%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	495	425,646
2.72%, 01/12/32 (Call 10/12/31)(a)	610	556,454
2.77%, 11/10/50 (Call 05/10/50)	565	418,851
2.94%, 06/04/51 (Call 12/04/50)(a)	707	533,481
3.00%, 02/24/50 (Call 08/24/49)	529	407,690
3.00%, 03/17/52 (Call 09/17/51)	480	371,189
3.02%, 01/16/27 (Call 10/16/26)	279	273,490
3.06%, 06/17/41 (Call 12/17/40)	285	235,872
3.12%, 05/04/26 (Call 02/04/26)	250	247,588
3.19%, 04/06/25 (Call 08/24/22)	291	291,000
3.38%, 02/08/61 (Call 08/08/60)	900	716,787
3.41%, 02/11/26 (Call 12/11/25)(a)	525	525,919
3.54%, 04/06/27 (Call 02/06/27)(a)	250	250,535
3.59%, 04/14/27 (Call 01/14/27)	346	347,837
3.63%, 04/06/30 (Call 01/06/30)	467	460,761
3.79%, 02/06/24 (Call 08/24/22)	291	293,829
3.80%, 09/21/25 (Call 07/21/25)	335	340,283
3.94%, 09/21/28 (Call 06/21/28)	395	399,708
4.23%, 11/06/28 (Call 08/06/28)	743	763,321
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	629	620,823
3.72%, 11/28/28 (Call 08/28/28)	309	309,624
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	830	797,862
2.00%, 05/11/27 (Call 03/11/27)	485	461,153
2.24%, 05/11/30 (Call 02/11/30)	699	637,118
2.90%, 03/03/24 (Call 01/03/24)	487	486,425
2.95%, 05/16/26 (Call 02/16/26)	901	895,450
3.08%, 05/11/50 (Call 11/11/49)	392	326,995
3.33%, 11/17/25 (Call 08/17/25)(a)	206	206,876
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	398	370,518
1.02%, 08/12/27 (Call 06/12/27)	418	376,835
2.34%, 08/12/50 (Call 02/12/50)	117	85,492
3.85%, 01/15/28 (Call 10/15/27)	270	276,248
3.90%, 11/15/24 (Call 08/15/24)	220	223,474
ConocoPhillips
5.90%, 10/15/32	336	382,832
6.50%, 02/01/39	150	182,618
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)	235	230,913
2.40%, 03/07/25 (Call 03/07/23)	260	254,017
3.76%, 03/15/42 (Call 09/15/41)(c)	454	415,474
3.80%, 03/15/52 (Call 09/15/51)	350	315,980
4.03%, 03/15/62 (Call 09/15/61)(c)	910	815,114
4.30%, 11/15/44 (Call 05/15/44)	270	260,644
6.95%, 04/15/29(a)	55	64,704
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	170	169,169

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 04/01/35 (Call 10/01/34)	$299	$289,719
4.15%, 01/15/26 (Call 10/15/25)	553	564,834
4.38%, 04/15/30 (Call 01/15/30)	347	360,578
4.95%, 04/15/50 (Call 10/15/49)	135	144,658
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	537	526,668
2.28%, 08/16/26 (Call 06/16/26)(a)	453	439,188
2.44%, 08/16/29 (Call 05/16/29)	474	441,431
2.61%, 10/15/30 (Call 07/15/30)	727	678,218
2.71%, 03/06/25 (Call 12/06/24)	713	705,692
2.99%, 03/19/25 (Call 02/19/25)	1,147	1,142,102
3.00%, 08/16/39 (Call 02/16/39)	317	271,897
3.04%, 03/01/26 (Call 12/01/25)	1,007	1,004,190
3.10%, 08/16/49 (Call 02/16/49)	575	470,338
3.18%, 03/15/24 (Call 12/15/23)	455	456,297
3.29%, 03/19/27 (Call 01/19/27)(a)	279	281,363
3.45%, 04/15/51 (Call 10/15/50)(a)	923	802,567
3.48%, 03/19/30 (Call 12/19/29)	636	631,567
3.57%, 03/06/45 (Call 09/06/44)	300	266,241
4.11%, 03/01/46 (Call 09/01/45)	879	844,596
4.23%, 03/19/40 (Call 09/19/39)	748	743,886
4.33%, 03/19/50 (Call 09/19/49)	1,021	1,017,651
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	600	586,818
2.38%, 11/07/29 (Call 08/07/29)	542	495,935
2.50%, 09/12/26	434	421,631
2.75%, 04/06/30 (Call 01/06/30)	602	565,031
2.88%, 05/10/26	728	715,719
2.88%, 11/26/41 (Call 05/26/41)	205	166,952
3.00%, 11/26/51 (Call 05/26/51)	400	319,192
3.13%, 11/07/49 (Call 05/07/49)	422	343,301
3.25%, 05/11/25	926	927,120
3.25%, 04/06/50 (Call 10/06/49)	693	580,762
3.50%, 11/13/23 (Call 10/13/23)	278	279,548
3.63%, 08/21/42	183	162,894
3.75%, 09/12/46	403	363,780
3.88%, 11/13/28 (Call 08/13/28)	604	614,105
4.00%, 05/10/46	746	693,176
4.13%, 05/11/35	558	558,926
4.38%, 05/11/45	1,067	1,051,945
4.55%, 08/12/43	478	480,854
5.50%, 03/25/40	320	359,437
6.38%, 12/15/38	992	1,193,555
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	415	408,165
2.83%, 01/10/30 (Call 10/10/29)	551	518,684
2.99%, 06/29/41 (Call 12/29/40)	322	267,923
3.13%, 05/29/50 (Call 11/29/49)	826	667,201
3.39%, 06/29/60 (Call 12/29/59)	178	145,574
3.46%, 02/19/29 (Call 11/19/28)(a)	450	444,042
3.46%, 07/12/49 (Call 01/12/49)	336	286,746
3.70%, 01/15/24	256	258,132
3.75%, 04/10/24	529	533,994
TotalEnergies Capital SA, 3.88%, 10/11/28	460	465,791
		43,987,213
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	179	181,184
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	365	354,732
2.06%, 12/15/26 (Call 11/15/26)(a)	555	516,366
Security	Par (000)	Value

Oil & Gas Services (continued)
3.14%, 11/07/29 (Call 08/07/29)	$398	$368,460
3.34%, 12/15/27 (Call 09/15/27)	252	244,271
4.08%, 12/15/47 (Call 06/15/47)	588	517,070
4.49%, 05/01/30 (Call 02/01/30)	133	134,676
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	360	339,851
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	310	282,103
3.65%, 12/01/23 (Call 09/01/23)	563	567,510
		3,506,223
Pharmaceuticals — 6.0%
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 08/29/22)	675	643,855
1.20%, 05/28/26 (Call 04/28/26)	845	781,549
1.75%, 05/28/28 (Call 03/28/28)	540	495,115
2.25%, 05/28/31 (Call 02/28/31)	200	181,922
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	425	386,601
1.38%, 08/06/30 (Call 05/06/30)(a)	630	541,290
2.13%, 08/06/50 (Call 02/06/50)	50	35,285
3.00%, 05/28/51 (Call 11/28/50)	65	54,395
3.13%, 06/12/27 (Call 03/12/27)	145	143,740
3.38%, 11/16/25	235	235,679
4.00%, 01/17/29 (Call 10/17/28)	335	345,388
4.00%, 09/18/42	635	614,972
4.38%, 11/16/45	875	890,059
4.38%, 08/17/48 (Call 02/17/48)	555	570,235
6.45%, 09/15/37	280	352,184
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	721	668,980
1.13%, 11/13/27 (Call 09/13/27)(a)	440	399,582
1.45%, 11/13/30 (Call 08/13/30)	500	429,340
2.35%, 11/13/40 (Call 05/13/40)	326	255,173
2.55%, 11/13/50 (Call 05/13/50)	588	436,214
2.90%, 07/26/24 (Call 06/26/24)	1,310	1,308,179
2.95%, 03/15/32 (Call 12/15/31)(a)	745	715,647
3.20%, 06/15/26 (Call 04/15/26)	598	600,649
3.25%, 08/01/42	230	198,849
3.40%, 07/26/29 (Call 04/26/29)	658	651,749
3.55%, 03/15/42 (Call 09/15/41)	480	442,392
3.70%, 03/15/52 (Call 09/15/51)	810	735,172
3.90%, 02/20/28 (Call 11/20/27)	600	615,822
3.90%, 03/15/62 (Call 09/15/61)	375	340,444
4.13%, 06/15/39 (Call 12/15/38)	745	743,942
4.25%, 10/26/49 (Call 04/26/49)	1,337	1,316,611
4.35%, 11/15/47 (Call 05/15/47)	485	483,438
4.55%, 02/20/48 (Call 08/20/47)	424	434,613
4.63%, 05/15/44 (Call 11/15/43)	320	330,720
5.00%, 08/15/45 (Call 02/15/45)	15	16,310
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	639	472,202
2.50%, 09/15/60 (Call 03/15/60)	195	142,742
2.75%, 06/01/25 (Call 03/01/25)(a)	579	576,493
3.38%, 03/15/29 (Call 12/15/28)(a)	496	497,989
3.95%, 03/15/49 (Call 09/15/48)	540	543,602
4.15%, 03/15/59 (Call 09/15/58)	85	85,216
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	407	413,357
3.88%, 05/15/28	660	676,837
4.20%, 03/18/43	159	155,559

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.38%, 04/15/34	$156	$176,754
6.38%, 05/15/38	1,109	1,372,654
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	537	537,886
3.38%, 06/01/29 (Call 03/01/29)	385	383,537
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	30	28,082
0.95%, 09/01/27 (Call 07/01/27)	325	297,056
1.30%, 09/01/30 (Call 06/01/30)(a)	150	131,787
2.10%, 09/01/40 (Call 03/01/40)	270	208,856
2.25%, 09/01/50 (Call 03/01/50)(a)	400	295,472
2.45%, 03/01/26 (Call 12/01/25)(a)	595	589,187
2.45%, 09/01/60 (Call 03/01/60)	310	224,273
2.63%, 01/15/25 (Call 11/15/24)	135	134,710
2.90%, 01/15/28 (Call 10/15/27)	312	310,268
2.95%, 03/03/27 (Call 12/03/26)	528	528,956
3.40%, 01/15/38 (Call 07/15/37)	432	408,426
3.50%, 01/15/48 (Call 07/15/47)	334	312,470
3.55%, 03/01/36 (Call 09/01/35)	475	472,383
3.63%, 03/03/37 (Call 09/03/36)	508	508,325
3.70%, 03/01/46 (Call 09/01/45)	498	479,186
3.75%, 03/03/47 (Call 09/03/46)	458	444,265
4.38%, 12/05/33 (Call 06/05/33)	262	283,162
4.50%, 09/01/40	287	303,416
4.50%, 12/05/43 (Call 06/05/43)	255	266,500
4.95%, 05/15/33	228	259,425
5.85%, 07/15/38	296	356,727
5.95%, 08/15/37	426	531,797
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	224	227,647
4.60%, 06/01/44 (Call 12/01/43)	215	213,431
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	155	143,671
1.45%, 06/24/30 (Call 03/24/30)	140	120,768
1.70%, 06/10/27 (Call 05/10/27)	460	431,121
1.90%, 12/10/28 (Call 10/10/28)	350	320,806
2.15%, 12/10/31 (Call 09/10/31)	735	657,891
2.35%, 06/24/40 (Call 12/24/39)	451	352,019
2.45%, 06/24/50 (Call 12/24/49)	425	314,258
2.75%, 02/10/25 (Call 11/10/24)	1,098	1,089,919
2.75%, 12/10/51 (Call 06/10/51)	781	608,196
2.90%, 03/07/24 (Call 02/07/24)	348	347,624
2.90%, 12/10/61 (Call 06/10/61)	435	327,146
3.40%, 03/07/29 (Call 12/07/28)	483	481,097
3.60%, 09/15/42 (Call 03/15/42)	224	204,920
3.70%, 02/10/45 (Call 08/10/44)	675	625,894
3.90%, 03/07/39 (Call 09/07/38)	530	518,075
4.00%, 03/07/49 (Call 09/07/48)	561	544,142
4.15%, 05/18/43	513	508,260
6.50%, 12/01/33	283	351,661
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	267	259,925
2.00%, 02/14/27 (Call 12/14/26)(a)	568	542,474
2.20%, 08/14/30 (Call 05/14/30)	575	530,736
2.75%, 08/14/50 (Call 02/14/50)(a)	226	184,936
3.00%, 11/20/25 (Call 08/20/25)	185	184,858
3.10%, 05/17/27 (Call 02/17/27)	435	436,575
3.40%, 05/06/24	980	985,998
3.70%, 09/21/42	243	229,113
4.00%, 11/20/45 (Call 05/20/45)	565	563,503
Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 05/06/44	$635	$670,922
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	441	417,309
1.70%, 05/28/30 (Call 02/28/30)	445	393,629
1.75%, 08/18/31 (Call 05/18/31)(a)	415	362,631
2.55%, 05/28/40 (Call 11/28/39)	269	221,567
2.63%, 04/01/30 (Call 01/01/30)	595	564,542
2.70%, 05/28/50 (Call 11/28/49)	418	337,857
2.75%, 06/03/26(a)	631	628,060
2.95%, 03/15/24 (Call 02/15/24)	358	358,118
3.00%, 12/15/26	487	488,812
3.40%, 05/15/24	373	376,088
3.45%, 03/15/29 (Call 12/15/28)	611	615,094
3.60%, 09/15/28 (Call 06/15/28)	425	436,313
3.90%, 03/15/39 (Call 09/15/38)	353	346,268
4.00%, 12/15/36	390	401,095
4.00%, 03/15/49 (Call 09/15/48)	334	330,239
4.10%, 09/15/38 (Call 03/15/38)(a)	292	294,111
4.13%, 12/15/46	459	461,281
4.20%, 09/15/48 (Call 03/15/48)	315	322,150
4.30%, 06/15/43	264	269,473
4.40%, 05/15/44	374	386,488
7.20%, 03/15/39	827	1,117,781
Pharmacia LLC, 6.60%, 12/01/28	339	391,413
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	293	297,096
Wyeth LLC
5.95%, 04/01/37	761	925,886
6.00%, 02/15/36	176	208,979
6.45%, 02/01/24	197	206,233
6.50%, 02/01/34	302	374,447
		55,316,198
Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	261	263,944
5.80%, 06/01/45 (Call 12/01/44)	210	224,614
		488,558
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	125	125,244

Real Estate Investment Trusts — 1.4%
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	145	124,862
2.30%, 03/01/30 (Call 12/01/29)	255	226,710
2.45%, 01/15/31 (Call 10/17/30)	276	245,817
3.45%, 06/01/25 (Call 03/03/25)	365	362,941
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	232	211,596
3.15%, 07/01/29 (Call 04/01/29)	265	249,855
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	200	168,726
2.50%, 02/15/30 (Call 11/15/29)	125	112,224
2.85%, 11/01/26 (Call 08/01/26)	35	33,647
3.00%, 07/01/29 (Call 04/01/29)	291	271,160
3.50%, 03/01/28 (Call 12/01/27)(a)	166	161,398
4.50%, 07/01/44 (Call 01/01/44)(a)	292	287,048
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	280	232,963
2.13%, 04/15/27 (Call 02/15/27)	240	226,598
2.13%, 10/15/50 (Call 04/15/50)	182	123,152

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 04/15/30 (Call 01/15/30)	$378	$339,784
3.00%, 04/15/50 (Call 10/15/49)(a)	215	170,904
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	190	174,240
1.50%, 11/09/26 (Call 10/09/26)(a)	355	328,347
1.85%, 05/01/28 (Call 03/01/28)	203	181,965
1.95%, 11/09/28 (Call 09/09/28)	250	223,750
2.25%, 11/09/31 (Call 08/09/31)(a)	180	156,541
2.30%, 05/01/31 (Call 02/01/31)	134	117,917
3.09%, 09/15/27 (Call 06/15/27)	267	260,189
3.39%, 05/01/29 (Call 02/01/29)	39	37,631
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	150	135,189
3.00%, 01/15/27 (Call 10/15/26)	453	435,804
3.10%, 12/15/29 (Call 09/15/29)	331	309,836
3.25%, 06/15/29 (Call 03/15/29)	35	33,395
3.25%, 01/15/31 (Call 10/15/30)	376	351,635
3.65%, 01/15/28 (Call 10/15/27)	650	640,601
3.88%, 04/15/25 (Call 02/15/25)	210	211,384
3.95%, 08/15/27 (Call 05/15/27)	90	89,906
4.13%, 10/15/26 (Call 07/15/26)	125	126,269
4.63%, 11/01/25 (Call 09/01/25)	45	46,167
4.65%, 03/15/47 (Call 09/15/46)	221	220,887
4.88%, 06/01/26 (Call 03/01/26)	25	25,836
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	142	127,454
1.75%, 02/01/28 (Call 11/01/27)	60	52,982
2.00%, 09/13/24 (Call 06/13/24)	304	294,658
2.20%, 02/01/31 (Call 11/01/30)	222	186,897
2.25%, 01/15/32 (Call 10/15/31)	320	265,872
2.45%, 09/13/29 (Call 06/13/29)	590	520,923
2.65%, 07/15/30 (Call 04/15/30)	282	248,490
2.65%, 02/01/32 (Call 12/01/31)	290	249,710
3.25%, 11/30/26 (Call 08/30/26)(a)	34	33,123
3.25%, 09/13/49 (Call 03/13/49)	450	339,637
3.30%, 01/15/26 (Call 10/15/25)	305	301,050
3.38%, 10/01/24 (Call 07/01/24)(a)	597	595,460
3.38%, 06/15/27 (Call 03/15/27)	365	356,130
3.38%, 12/01/27 (Call 09/01/27)(a)	265	255,190
3.50%, 09/01/25 (Call 06/01/25)	600	596,634
3.75%, 02/01/24 (Call 11/01/23)(a)	265	265,594
3.80%, 07/15/50 (Call 01/15/50)	243	201,940
4.25%, 11/30/46 (Call 05/30/46)	215	192,395
4.75%, 03/15/42 (Call 09/15/41)	86	81,844
6.75%, 02/01/40 (Call 11/01/39)	201	231,906
		13,054,763
Retail — 2.9%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)(a)	415	383,970
1.60%, 04/20/30 (Call 01/20/30)	647	567,775
1.75%, 04/20/32 (Call 01/20/32)	380	328,734
2.75%, 05/18/24 (Call 03/18/24)	564	562,742
3.00%, 05/18/27 (Call 02/18/27)	623	622,333
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	80	70,378
1.38%, 03/15/31 (Call 12/15/30)	470	396,605
1.50%, 09/15/28 (Call 07/15/28)	102	92,286
1.88%, 09/15/31 (Call 06/15/31)(a)	42	36,612
2.13%, 09/15/26 (Call 06/15/26)	428	412,870
2.38%, 03/15/51 (Call 09/15/50)	570	405,965
Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/27 (Call 02/15/27)	$373	$363,350
2.70%, 04/15/25 (Call 03/15/25)	40	39,575
2.70%, 04/15/30 (Call 01/15/30)	747	704,272
2.75%, 09/15/51 (Call 03/15/51)	452	349,256
2.80%, 09/14/27 (Call 06/14/27)	460	450,128
2.88%, 04/15/27 (Call 03/15/27)	260	257,980
2.95%, 06/15/29 (Call 03/15/29)(a)	662	638,790
3.00%, 04/01/26 (Call 01/01/26)	487	485,632
3.13%, 12/15/49 (Call 06/15/49)	397	326,489
3.25%, 04/15/32 (Call 01/15/32)	545	531,348
3.30%, 04/15/40 (Call 10/15/39)	497	441,197
3.35%, 09/15/25 (Call 06/15/25)	566	569,747
3.35%, 04/15/50 (Call 10/15/49)	598	511,242
3.50%, 09/15/56 (Call 03/15/56)	208	179,822
3.63%, 04/15/52 (Call 10/15/51)(a)	645	579,565
3.75%, 02/15/24 (Call 11/15/23)	523	527,869
3.90%, 12/06/28 (Call 09/06/28)	558	574,707
3.90%, 06/15/47 (Call 12/15/46)(a)	360	337,151
4.20%, 04/01/43 (Call 10/01/42)	321	314,487
4.25%, 04/01/46 (Call 10/01/45)	602	592,205
4.40%, 03/15/45 (Call 09/15/44)	362	364,226
4.50%, 12/06/48 (Call 06/06/48)	457	468,324
4.88%, 02/15/44 (Call 08/15/43)(a)	282	299,459
5.40%, 09/15/40 (Call 03/15/40)	125	140,264
5.88%, 12/16/36	1,099	1,328,185
5.95%, 04/01/41 (Call 10/01/40)	280	333,242
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	245	233,566
2.25%, 04/15/25 (Call 03/15/25)	451	442,048
2.35%, 02/15/30 (Call 11/15/29)(a)	245	224,863
2.50%, 04/15/26	557	547,163
2.95%, 01/15/52 (Call 07/15/51)(a)	340	272,911
3.38%, 04/15/29 (Call 01/15/29)	412	409,660
3.50%, 07/01/24(a)	403	406,518
3.63%, 04/15/46	306	275,727
3.90%, 11/15/47 (Call 05/15/47)	46	43,159
4.00%, 07/01/42	490	477,897
7.00%, 01/15/38	240	307,550
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	132	116,083
1.60%, 05/15/31 (Call 02/15/31)	325	273,211
2.25%, 09/15/26 (Call 06/15/26)	525	505,538
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	520	426,286
2.65%, 12/15/24 (Call 10/15/24)(a)	85	84,493
2.65%, 09/22/51 (Call 03/22/51)	750	596,325
2.85%, 07/08/24 (Call 06/08/24)	165	164,583
2.95%, 09/24/49 (Call 03/24/49)	310	262,663
3.05%, 07/08/26 (Call 05/08/26)(a)	25	25,264
3.25%, 07/08/29 (Call 04/08/29)(a)	110	110,026
3.30%, 04/22/24 (Call 01/22/24)	1,101	1,106,076
3.55%, 06/26/25 (Call 04/26/25)(a)	385	392,739
3.70%, 06/26/28 (Call 03/26/28)	685	702,029
3.95%, 06/28/38 (Call 12/28/37)	165	166,719
4.05%, 06/29/48 (Call 12/29/47)	481	491,375
5.25%, 09/01/35	415	484,969
5.63%, 04/01/40	315	377,383
5.63%, 04/15/41(a)	200	239,794
6.20%, 04/15/38	90	113,558

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
6.50%, 08/15/37	$350	$467,341
		26,336,299
Semiconductors — 3.3%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	225	228,827
4.39%, 06/01/52 (Call 12/01/51)	230	234,269
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	60	53,359
2.80%, 10/01/41 (Call 04/01/41)(a)	330	275,006
2.95%, 10/01/51 (Call 04/01/51)	450	367,893
3.50%, 12/05/26 (Call 09/05/26)	525	530,644
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	395	346,352
2.75%, 06/01/50 (Call 12/01/49)	297	237,309
3.30%, 04/01/27 (Call 01/01/27)(a)	350	352,090
3.90%, 10/01/25 (Call 07/01/25)	167	170,413
4.35%, 04/01/47 (Call 10/01/46)	399	410,064
5.10%, 10/01/35 (Call 04/01/35)	152	168,937
5.85%, 06/15/41	330	392,403
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	70	63,498
2.00%, 08/12/31 (Call 05/12/31)	245	214,140
2.45%, 11/15/29 (Call 08/15/29)	823	758,255
2.60%, 05/19/26 (Call 02/19/26)	549	540,935
2.80%, 08/12/41 (Call 02/12/41)	305	243,893
2.88%, 05/11/24 (Call 03/11/24)(a)	469	468,357
3.05%, 08/12/51 (Call 02/12/51)	455	350,837
3.10%, 02/15/60 (Call 08/15/59)	174	129,332
3.15%, 05/11/27 (Call 02/11/27)(a)	380	378,849
3.20%, 08/12/61 (Call 02/12/61)	270	205,619
3.25%, 11/15/49 (Call 05/15/49)	737	596,019
3.40%, 03/25/25 (Call 02/25/25)(a)	875	878,132
3.70%, 07/29/25 (Call 04/29/25)	775	786,044
3.73%, 12/08/47 (Call 06/08/47)	694	607,916
3.75%, 03/25/27 (Call 01/25/27)	300	306,375
3.90%, 03/25/30 (Call 12/25/29)	583	590,270
4.00%, 12/15/32(a)	244	248,468
4.10%, 05/19/46 (Call 11/19/45)(a)	510	476,238
4.10%, 05/11/47 (Call 11/11/46)	325	304,242
4.25%, 12/15/42(a)	330	318,869
4.60%, 03/25/40 (Call 09/25/39)	271	275,450
4.75%, 03/25/50 (Call 09/25/49)(a)	760	772,738
4.80%, 10/01/41	215	224,006
4.90%, 07/29/45 (Call 01/29/45)	267	279,154
4.95%, 03/25/60 (Call 09/25/59)(a)	392	408,350
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	350	294,543
4.10%, 03/15/29 (Call 12/15/28)	60	61,603
4.65%, 11/01/24 (Call 08/01/24)(a)	184	188,528
4.65%, 07/15/32 (Call 04/15/32)	510	546,297
4.95%, 07/15/52 (Call 01/15/52)	275	294,588
5.25%, 07/15/62 (Call 01/15/62)	245	268,863
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	375	329,475
2.88%, 06/15/50 (Call 12/15/49)	11	8,658
3.13%, 06/15/60 (Call 12/15/59)	227	177,766
3.75%, 03/15/26 (Call 01/15/26)	90	91,637
3.80%, 03/15/25 (Call 12/15/24)(a)	185	186,787
4.00%, 03/15/29 (Call 12/15/28)	545	556,347
4.88%, 03/15/49 (Call 09/15/48)	337	365,601
Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	$130	$124,059
1.55%, 06/15/28 (Call 04/15/28)	100	90,716
2.00%, 06/15/31 (Call 03/15/31)(a)	130	115,757
2.85%, 04/01/30 (Call 01/01/30)	936	892,654
3.20%, 09/16/26 (Call 06/16/26)(a)	349	353,310
3.50%, 04/01/40 (Call 10/01/39)	577	531,700
3.50%, 04/01/50 (Call 10/01/49)	657	590,577
3.70%, 04/01/60 (Call 10/01/59)	230	205,172
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	397	356,387
1.65%, 05/20/32 (Call 02/20/32)	510	433,653
2.15%, 05/20/30 (Call 02/20/30)(a)	391	357,425
2.90%, 05/20/24 (Call 03/20/24)	156	156,271
3.25%, 05/20/27 (Call 02/20/27)(a)	625	627,594
3.25%, 05/20/50 (Call 11/20/49)(a)	258	222,275
3.45%, 05/20/25 (Call 02/20/25)	292	293,799
4.25%, 05/20/32 (Call 02/20/32)(a)	140	148,228
4.30%, 05/20/47 (Call 11/20/46)(a)	559	559,045
4.50%, 05/20/52 (Call 11/20/51)	385	395,468
4.65%, 05/20/35 (Call 11/20/34)	346	370,891
4.80%, 05/20/45 (Call 11/20/44)	557	596,558
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)(a)	250	232,448
1.38%, 03/12/25 (Call 02/12/25)	395	378,449
1.75%, 05/04/30 (Call 02/04/30)	229	203,208
1.90%, 09/15/31 (Call 06/15/31)	180	159,705
2.25%, 09/04/29 (Call 06/04/29)	340	314,017
2.70%, 09/15/51 (Call 03/15/51)(a)	130	104,499
2.90%, 11/03/27 (Call 08/03/27)	251	246,590
3.88%, 03/15/39 (Call 09/15/38)	272	268,964
4.15%, 05/15/48 (Call 11/15/47)	561	567,788
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	620	574,511
2.50%, 10/25/31 (Call 07/25/31)	615	540,013
3.13%, 10/25/41 (Call 04/25/41)(a)	510	425,600
3.25%, 10/25/51 (Call 04/25/51)(a)	440	355,951
3.88%, 04/22/27 (Call 03/22/27)(a)	30	30,143
4.13%, 04/22/29 (Call 02/22/29)	15	15,180
4.25%, 04/22/32 (Call 01/22/32)	365	369,953
4.50%, 04/22/52 (Call 10/22/51)	225	225,527
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	343	312,322
2.95%, 06/01/24 (Call 04/01/24)	344	342,875
		30,653,527
Software — 2.1%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	153	148,924
2.15%, 02/01/27 (Call 12/01/26)	174	167,485
2.30%, 02/01/30 (Call 11/01/29)	550	505,675
3.25%, 02/01/25 (Call 11/01/24)	360	361,854
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)(a)	178	166,830
1.35%, 07/15/27 (Call 05/15/27)(a)	310	280,817
1.65%, 07/15/30 (Call 04/15/30)	25	21,226
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	691	677,740
2.53%, 06/01/50 (Call 12/01/49)	2,457	1,910,416
2.68%, 06/01/60 (Call 12/01/59)	1,413	1,090,073
2.70%, 02/12/25 (Call 11/12/24)	833	831,251

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.88%, 02/06/24 (Call 12/06/23)	$992	$992,546
2.92%, 03/17/52 (Call 09/17/51)	3,299	2,777,065
3.04%, 03/17/62 (Call 09/17/61)	699	582,050
3.13%, 11/03/25 (Call 08/03/25)	787	791,840
3.30%, 02/06/27 (Call 11/06/26)	1,465	1,487,209
3.45%, 08/08/36 (Call 02/08/36)	670	671,226
3.50%, 02/12/35 (Call 08/12/34)(a)	538	545,473
3.63%, 12/15/23 (Call 09/15/23)	939	949,968
3.70%, 08/08/46 (Call 02/08/46)	226	220,628
4.10%, 02/06/37 (Call 08/06/36)	285	303,870
4.20%, 11/03/35 (Call 05/03/35)	350	375,641
4.25%, 02/06/47 (Call 08/06/46)(a)	235	248,367
4.45%, 11/03/45 (Call 05/03/45)	200	215,444
4.50%, 02/06/57 (Call 08/06/56)(a)	200	218,086
5.30%, 02/08/41	60	70,888
salesforce.com Inc.
0.63%, 07/15/24 (Call 08/29/22)	370	353,239
1.50%, 07/15/28 (Call 05/15/28)(a)	345	314,723
1.95%, 07/15/31 (Call 04/15/31)(a)	505	449,309
2.70%, 07/15/41 (Call 01/15/41)	435	357,318
2.90%, 07/15/51 (Call 01/15/51)	720	578,873
3.05%, 07/15/61 (Call 01/15/61)	475	376,000
3.70%, 04/11/28 (Call 01/11/28)	618	632,776
		19,674,830
Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	330	304,065
3.63%, 04/22/29 (Call 01/22/29)(a)	510	495,832
4.38%, 07/16/42	469	440,030
4.38%, 04/22/49 (Call 10/22/48)(a)	510	489,060
6.13%, 03/30/40	732	830,249
6.38%, 03/01/35	202	237,873
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	449	445,282
2.50%, 09/20/26 (Call 06/20/26)	653	643,630
2.95%, 02/28/26	317	317,054
3.50%, 06/15/25(a)	193	196,248
3.63%, 03/04/24	376	380,444
5.50%, 01/15/40	726	828,388
5.90%, 02/15/39	773	914,088
		6,522,243
Transportation — 2.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	90	71,239
3.05%, 02/15/51 (Call 08/15/50)	280	228,530
3.25%, 06/15/27 (Call 03/15/27)	379	380,323
3.30%, 09/15/51 (Call 03/15/51)	406	345,672
3.40%, 09/01/24 (Call 06/01/24)	242	243,919
3.55%, 02/15/50 (Call 08/15/49)	111	98,548
3.75%, 04/01/24 (Call 01/01/24)	170	171,489
3.85%, 09/01/23 (Call 06/01/23)	324	325,785
3.90%, 08/01/46 (Call 02/01/46)	358	337,991
4.05%, 06/15/48 (Call 12/15/47)	313	300,261
4.13%, 06/15/47 (Call 12/15/46)	330	319,014
4.15%, 04/01/45 (Call 10/01/44)	312	301,339
4.15%, 12/15/48 (Call 06/15/48)	225	218,504
4.38%, 09/01/42 (Call 03/01/42)	147	146,333
4.40%, 03/15/42 (Call 09/15/41)	242	241,318
4.45%, 03/15/43 (Call 09/15/42)	212	213,637
4.45%, 01/15/53 (Call 07/15/52)	90	91,871
Security	Par (000)	Value

Transportation (continued)
4.55%, 09/01/44 (Call 03/01/44)	$290	$296,801
4.70%, 09/01/45 (Call 03/01/45)	308	314,539
4.90%, 04/01/44 (Call 10/01/43)(a)	344	362,549
5.05%, 03/01/41 (Call 09/01/40)	237	254,408
5.15%, 09/01/43 (Call 03/01/43)	324	353,319
5.40%, 06/01/41 (Call 12/01/40)	230	255,509
5.75%, 05/01/40 (Call 11/01/39)	326	375,731
6.15%, 05/01/37	245	300,216
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	220	158,765
2.75%, 03/01/26 (Call 12/01/25)(a)	356	347,780
3.20%, 08/02/46 (Call 02/02/46)(a)	291	239,988
3.65%, 02/03/48 (Call 08/03/47)	241	213,690
4.45%, 01/20/49 (Call 07/20/48)(a)	261	261,376
6.25%, 08/01/34	10	11,973
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	294	260,823
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	10	9,500
2.38%, 05/20/31 (Call 02/20/31)	440	398,935
2.40%, 02/05/30 (Call 11/05/29)	175	160,606
2.75%, 03/01/26 (Call 12/01/25)(a)	45	44,171
2.80%, 02/14/32 (Call 12/15/31)	135	125,501
2.89%, 04/06/36 (Call 01/06/36)	290	258,349
2.95%, 03/10/52 (Call 09/10/51)	270	209,714
2.97%, 09/16/62 (Call 03/16/62)	420	310,947
3.00%, 04/15/27 (Call 01/15/27)	55	54,283
3.15%, 03/01/24 (Call 02/01/24)	280	279,891
3.20%, 05/20/41 (Call 11/20/40)(a)	340	293,848
3.25%, 08/15/25 (Call 05/15/25)	15	14,968
3.25%, 02/05/50 (Call 08/05/49)	640	533,613
3.38%, 02/14/42 (Call 08/14/41)	215	189,570
3.50%, 02/14/53 (Call 08/14/52)	390	336,324
3.55%, 08/15/39 (Call 02/15/39)	175	158,653
3.55%, 05/20/61 (Call 11/20/60)	195	163,915
3.60%, 09/15/37 (Call 03/15/37)	285	271,143
3.70%, 03/01/29 (Call 12/01/28)(a)	415	417,283
3.75%, 07/15/25 (Call 05/15/25)(a)	200	202,506
3.75%, 02/05/70 (Call 08/05/69)	30	25,561
3.80%, 10/01/51 (Call 04/01/51)	400	363,448
3.80%, 04/06/71 (Call 10/06/70)	350	299,968
3.84%, 03/20/60 (Call 09/20/59)	660	591,413
3.85%, 02/14/72 (Call 08/14/71)	135	116,919
3.95%, 09/10/28 (Call 06/10/28)	365	372,935
3.95%, 08/15/59 (Call 02/15/59)	265	240,665
4.00%, 04/15/47 (Call 10/15/46)	200	186,686
4.05%, 03/01/46 (Call 09/01/45)	220	208,490
4.10%, 09/15/67 (Call 03/15/67)	200	182,244
4.30%, 03/01/49 (Call 09/01/48)	235	228,674
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	374	364,471
2.80%, 11/15/24 (Call 09/15/24)	20	19,940
3.05%, 11/15/27 (Call 08/15/27)	548	548,652
3.40%, 03/15/29 (Call 12/15/28)	378	377,365
3.40%, 11/15/46 (Call 05/15/46)	200	175,626
3.40%, 09/01/49 (Call 03/01/49)	218	193,407
3.75%, 11/15/47 (Call 05/15/47)(a)	453	423,519
3.90%, 04/01/25 (Call 03/01/25)	577	588,511
4.25%, 03/15/49 (Call 09/15/48)	138	138,923
4.45%, 04/01/30 (Call 01/01/30)(a)	346	367,864

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
4.88%, 11/15/40 (Call 05/15/40)	$166	$176,232
5.20%, 04/01/40 (Call 10/01/39)	143	158,534
5.30%, 04/01/50 (Call 10/01/49)(a)	509	594,568
6.20%, 01/15/38	556	679,760
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	460	429,056
1.50%, 09/22/28 (Call 07/22/28)	490	446,606
1.80%, 09/22/31 (Call 06/22/31)(a)	605	536,066
		21,513,063

Total Long-Term Investments — 98.7%
(Cost: $1,018,788,725)		909,672,863

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	69,689	69,681,556
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	1,027	1,027,000

Total Short-Term Securities — 7.7%
(Cost: $70,703,253)		70,708,556

Total Investments in Securities — 106.4%
(Cost: $1,089,491,978)		980,381,419

Liabilities in Excess of Other Assets — (6.4)%		(59,152,097)

Net Assets — 100.0%		$921,229,322

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$80,001,921	$—	$(10,272,394)	(a)	$(38,943)	$(9,028)	$69,681,556	69,689	$138,608	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,637,000	—	(9,610,000)	(a)	—	—	1,027,000	1,027	18,788		—
					$(38,943)	$(9,028)	$70,708,556		$157,396		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$909,672,863	$—	$909,672,863
Money Market Funds	70,708,556	—	—	70,708,556
	$70,708,556	$909,672,863	$—	$980,381,419

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate